As filed with the Securities and Exchange Commission on

                         April 9, 2004

                                                Registration No. 2-10816
                                                                  811-58

------------------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                        ---------------

                           FORM N-1A

                                                                    ----
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                    ----

                                                                    ----
                  Pre-Effective Amendment No.                      /   /
                                                                    ----
                                                                    ----


                Post-Effective Amendment No. 93                    / X /

                            and/or                                  ----
                                                                    ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        / X /
                          ACT OF 1940                               ----
                                                                    ----

                       Amendment No.  27                           / X /

               (Check appropriate box or boxes)                     ----
                       ---------------
               THE GEORGE PUTNAM FUND OF BOSTON
       (Exact name of Registrant as Specified in Charter)

       One Post Office Square, Boston, Massachusetts 02109
       (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code
                        (617) 292-1000
                     -----------------
      It is proposed that this filing will become effective
                  (check appropriate box)
----
/   / immediately upon filing pursuant to paragraph (b)
----
----
/   / on (date) pursuant to paragraph (b)----
----
/ X / 60 days after filing pursuant to paragraph (a)(1)
----
----
/   / on (date) pursuant to paragraph (a)(1)
----
----
/   / 75 days after filing pursuant to paragraph (a)(2)
----
----
/   / on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
----
/   / this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.


                     ------------------

                BETH S. MAZOR, Vice President
               THE GEORGE PUTNAM FUND OF BOSTON
                    One Post Office Square
                  Boston, Massachusetts 02109
           (Name and address of agent for service)

                     ------------------

                         Copy to:
                JOHN W. GERSTMAYR, Esquire
                    ROPES & GRAY LLP
                 One International Place
                Boston, Massachusetts 02110

Part A of this registration statement (other than with respect to the supplement to the prospectus filed herewith), Part B of this registration statement (other than with respect to the supplement to the statement of additional information filed herewith), and Part C of this registration statement (other than with respect to the signature pages filed herewith) are hereby incorporated by reference to Post-Effective Amendment No. 92 to the registration statement, as filed with the Commission on November 26, 2003 (File No. 0000928816-03-000759).


Prospectus Supplement
dated April 9, 2004 to:
-----------------------------------------------------------------------------

THE GEORGE PUTNAM FUND OF BOSTON (the "fund")
Prospectuses dated November 30, 2003

As previously disclosed in a press release dated March 2, 2004, Putnam Management discovered that in early 2001, certain Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the fund. Putnam made restitution to the fund of approximately $169,000 on February 27, 2004, representing less than $0.001 per share outstanding as of such date. Putnam and the fund's trustees are in the process of finalizing the restitution amount. Additional amounts may be warranted. Putnam has also implemented a number of personnel changes, including senior personnel, and has begun to implement changes in procedures to address these items. Putnam has informed the SEC, the fund's Trustees and independent auditors.

The following information replaces the first paragraph appearing under the caption "Financial Highlights":

The financial highlights tables are intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Except for the unaudited information for the six months ended January 31, 2004, this information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.

To comply with regulatory requirements, the following unaudited information for the six months ended January 31, 2004 supplements the information contained in the Financial Highlights table:



------------------------------------------------------------------------------------------------------------
                            Class A      Class B      Class C      Class M      Class R      Class Y
                           Six months   Six months   Six months   Six months   Six months   Six months
                             ended        ended        ended        ended        ended        ended
                           January 31   January 31   January 31   January 31   January 31   January 31
 Per-share operating          2004         2004         2004         2004         2004         2004
 performance              (Unaudited)  (Unaudited)  (Unaudited)  (Unaudited)  (Unaudited)  (Unaudited)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
beginning of period           $15.72       $15.56       $15.63       $15.57       $15.70       $15.76
------------------------------------------------------------------------------------------------------------
Investment Operations:
------------------------------------------------------------------------------------------------------------
Net Investment Income (a)        .16          .10          .10          .12          .14          .18
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments             1.48         1.46         1.47         1.47         1.50         1.49
------------------------------------------------------------------------------------------------------------
Total from investment
operations                      1.64         1.56         1.57         1.59         1.64         1.67
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net investment income      (.18)        (.11)        (.12)        (.14)        (.15)        (.20)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                    --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------
Total distributions             (.18)        (.11)        (.12)        (.14)        (.15)        (.20)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                  17.18        17.01        17.08        17.02        17.19        17.23
------------------------------------------------------------------------------------------------------------
Total return at net
asset value (%)(b)             10.50*       10.11*       10.08*       10.26*       10.54*       10.68*
------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end
of period (in thousands)   $3,504,915  $1,229,969      $78,774     $229,974           $1     $985,436
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)         .49*        .87*         .87*         .74*         .62*         .37*
------------------------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets (%)                    .99*        .62*         .62*         .74*         .87*        1.12*
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)          76.75*      76.75*       76.75*       76.75*       76.75*       76.75*
------------------------------------------------------------------------------------------------------------


 *  Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements.


Statement of Additional Information Supplement                    4/04

dated April 9, 2004 to:
----------------------------------------------------------------------
THE GEORGE PUTNAM FUND OF BOSTON
Statement of Additional Information dated November 30, 2003

The text in the section "Independent Auditors and Financial Statements" is replaced with the following:


INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, are the fund's independent auditors providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Auditors, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended July 31, 2003 are incorporated by reference into this SAI. The fund's Annual Report for the fiscal year ended July 31, 2003 was filed electronically on September 29, 2003 (File No. 811-58). The audited financial highlights included in the prospectus and incorporated by reference into this SAI and the audited financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the reports of the independent auditors, given on their authority as experts in auditing and accounting.

The following unaudited financial information is added to under the new heading "Financial Statements":


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
January 31, 2004 (Unaudited)

Common stocks (60.9%) (a)
Number of shares                                                          Value

Aerospace and Defense (1.6%)
-------------------------------------------------------------------------------
       709,400 Boeing Co. (The)                                     $29,617,450
       740,500 Lockheed Martin Corp.                                 36,002,959
       249,500 Northrop Grumman Corp.                                24,129,145
       185,500 Raytheon Co.                                           5,659,605
                                                                 --------------
                                                                     95,409,159

Airlines (0.1%)
-------------------------------------------------------------------------------
       218,500 Southwest Airlines Co.                                 3,266,575

Automotive (0.3%)
-------------------------------------------------------------------------------
        41,100 BorgWarner, Inc.                                       3,819,012
       230,000 Lear Corp.                                            15,101,800
                                                                 --------------
                                                                     18,920,812

Banking (7.4%)
-------------------------------------------------------------------------------
     1,018,860 Bank of America Corp.                                 82,996,336
     1,529,350 Bank of New York Co., Inc. (The)                      48,556,863
       164,000 Charter One Financial, Inc.                            5,938,440
       142,500 Compass Bancshares, Inc.                               5,617,350
        39,900 M&T Bank Corp.                                         3,589,803
       454,000 State Street Corp.                                    24,447,900
        53,500 SunTrust Banks, Inc.                                   3,871,260
     3,008,660 U.S. Bancorp                                          85,054,818
     1,268,900 Wachovia Corp.                                        58,673,936
     1,222,750 Washington Mutual, Inc.                               54,167,825
     1,209,130 Wells Fargo & Co.                                     69,416,153
        64,250 Zions Bancorp.                                         3,767,620
                                                                 --------------
                                                                    446,098,304

Beverage (0.4%)
-------------------------------------------------------------------------------
       776,700 Coca-Cola Enterprises, Inc.                           17,786,430
       150,500 Pepsi Bottling Group, Inc. (The)                       3,989,755
                                                                 --------------
                                                                     21,776,185

Broadcasting (0.1%)
-------------------------------------------------------------------------------
        96,200 Viacom, Inc. Class B                                   3,876,860

Building Materials (0.7%)
-------------------------------------------------------------------------------
     1,555,390 Masco Corp.                                           41,466,697

Cable Television (0.5%)
-------------------------------------------------------------------------------
     2,592,320 Liberty Media Corp. Class A (NON)                     30,174,605

Capital Goods (0.1%)
-------------------------------------------------------------------------------
        33,200 Eaton Corp.                                            3,856,180

Chemicals (1.5%)
-------------------------------------------------------------------------------
       263,100 Avery Dennison Corp.                                  16,354,296
       999,900 Dow Chemical Co. (The)                                41,945,805
       291,000 Engelhard Corp.                                        8,255,670
       456,150 PPG Industries, Inc.                                  26,561,615
                                                                 --------------
                                                                     93,117,386

Computers (3.2%)
-------------------------------------------------------------------------------
       434,100 Dell, Inc. (NON)                                      14,529,327
     4,294,681 Hewlett-Packard Co.                                  102,170,461
       605,330 IBM Corp.                                             60,066,896
       184,100 Lexmark International, Inc. (NON)                     15,260,049
                                                                 --------------
                                                                    192,026,733

Conglomerates (2.5%)
-------------------------------------------------------------------------------
        13,877 Berkshire Hathaway, Inc. Class B
               (NON)                                                 41,367,337
       843,800 General Electric Co.                                  28,376,994
       381,900 Honeywell International, Inc.                         13,794,228
     2,538,460 Tyco International, Ltd. (Bermuda)                    67,903,805
                                                                 --------------
                                                                    151,442,364

Consumer Finance (0.5%)
-------------------------------------------------------------------------------
        58,200 Countrywide Financial Corp.                            4,862,610
       856,700 MBNA Corp.                                            23,096,632
                                                                 --------------
                                                                     27,959,242

Consumer Goods (0.7%)
-------------------------------------------------------------------------------
        57,700 Colgate-Palmolive Co.                                  2,958,279
       100,750 Kimberly-Clark Corp.                                   5,950,295
       215,500 Newell Rubbermaid, Inc.                                5,264,665
       256,100 Procter & Gamble Co.                                  25,886,588
                                                                 --------------
                                                                     40,059,827

Electric Utilities (2.2%)
-------------------------------------------------------------------------------
       571,600 CenterPoint Energy, Inc.                               6,001,800
       171,750 Dominion Resources, Inc.                              11,019,480
       508,892 DPL, Inc.                                             10,299,974
     1,002,200 Edison International                                  22,048,400
       256,200 Entergy Corp.                                         14,982,576
       368,200 Exelon Corp.                                          24,662,036
       109,350 FirstEnergy Corp.                                      4,102,812
     1,096,150 PG&E Corp. (NON)                                      29,431,628
       272,280 Progress Energy, Inc.                                 12,192,698
                                                                 --------------
                                                                    134,741,404

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------
       114,900 Emerson Electric Co.                                   7,342,110

Electronics (1.1%)
-------------------------------------------------------------------------------
       562,852 Celestica, Inc. (Canada) (NON)                         9,652,912
       833,230 Intel Corp.                                           25,496,838
       469,000 Micron Technology, Inc. (NON)                          7,555,590
       988,800 Motorola, Inc.                                        16,394,304
     1,358,289 Solectron Corp. (NON)                                  9,643,852
                                                                 --------------
                                                                     68,743,496

Energy (0.5%)
-------------------------------------------------------------------------------
       425,100 GlobalSantaFe Corp. (Cayman Islands)                  11,605,230
       625,200 Halliburton Co.                                       18,849,780
                                                                 --------------
                                                                     30,455,010

Financial (5.9%)
-------------------------------------------------------------------------------
       156,550 CIT Group, Inc.                                        5,936,376
     3,428,420 Citigroup, Inc. (SEG)                                169,638,222
       845,140 Fannie Mae                                            65,160,294
     1,135,140 Freddie Mac                                           70,855,439
       291,700 PMI Group, Inc. (The)                                 11,265,454
     1,865,606 Travelers Property Casualty Corp.
               Class B                                               33,767,469
                                                                 --------------
                                                                    356,623,254

Food (0.7%)
-------------------------------------------------------------------------------
       870,800 ConAgra, Inc.                                         22,588,552
       212,100 General Mills, Inc.                                    9,635,703
       328,950 H.J. Heinz Co.                                        11,638,251
           330 PSF Group Holdings, Inc. 144A Class
               A (NON)                                                  495,570
                                                                 --------------
                                                                     44,358,076

Forest Products and Packaging (0.8%)
-------------------------------------------------------------------------------
     1,162,210 Abitibi-Consolidated, Inc. (Canada)                    8,893,707
       370,650 Boise Cascade Corp.                                   12,027,593
       146,100 MeadWestvaco Corp.                                     3,940,317
       924,300 Smurfit-Stone Container Corp. (NON)                   15,934,932
       403,850 Sonoco Products Co.                                    9,522,783
                                                                 --------------
                                                                     50,319,332

Gaming & Lottery (0.2%)
-------------------------------------------------------------------------------
       193,600 Harrah's Entertainment, Inc.                          10,260,800

Health Care Services (1.5%)
-------------------------------------------------------------------------------
       257,258 Anthem, Inc. (NON)                                    21,038,559
       393,100 Cardinal Health, Inc.                                 25,201,641
       302,700 CIGNA Corp.                                           18,773,454
       136,400 Express Scripts, Inc. Class A (NON)                    9,434,788
       454,000 McKesson Corp.                                        13,338,520
                                                                 --------------
                                                                     87,786,962

Household Furniture and Appliances (0.6%)
-------------------------------------------------------------------------------
       451,640 Whirlpool Corp.                                       34,302,058

Insurance (2.4%)
-------------------------------------------------------------------------------
     1,035,900 ACE, Ltd. (Bermuda)                                   44,978,778
       519,850 American International Group, Inc.                    36,103,583
       184,200 AON Corp.                                              4,525,794
        94,100 MBIA, Inc.                                             5,928,300
       252,600 Radian Group, Inc.                                    11,761,056
        71,400 Torchmark Corp.                                        3,387,216
       443,725 XL Capital, Ltd. Class A (Bermuda)                    35,276,138
                                                                 --------------
                                                                    141,960,865

Investment Banking/Brokerage (1.8%)
-------------------------------------------------------------------------------
     2,294,300 JPMorgan Chase & Co.                                  89,225,327
       291,300 Merrill Lynch & Co., Inc.                             17,125,527
        81,000 Morgan Stanley Dean Witter & Co.                       4,715,010
                                                                 --------------
                                                                    111,065,864

Lodging/Tourism (0.3%)
-------------------------------------------------------------------------------
       503,900 Hilton Hotels Corp.                                    8,062,400
       217,600 Royal Caribbean Cruises, Ltd.                          9,219,712
                                                                 --------------
                                                                     17,282,112

Machinery (0.6%)
-------------------------------------------------------------------------------
       542,350 Ingersoll-Rand Co. Class A (Bermuda)                  36,082,546

Manufacturing (0.2%)
-------------------------------------------------------------------------------
       221,350 Dover Corp.                                            9,146,182

Media (1.0%)
-------------------------------------------------------------------------------
       873,900 Time Warner, Inc. (NON)                               15,354,423
     1,755,200 Walt Disney Co. (The)                                 42,124,800
                                                                 --------------
                                                                     57,479,223

Medical Services (--%)
-------------------------------------------------------------------------------
       374,000 Service Corp. International (NON)                      2,569,380

Medical Technology (0.2%)
-------------------------------------------------------------------------------
       126,000 C.R. Bard, Inc.                                       11,869,200

Metals (0.2%)
-------------------------------------------------------------------------------
       337,600 Alcoa, Inc.                                           11,539,168

Office Equipment & Supplies (0.1%)
-------------------------------------------------------------------------------
       185,600 Pitney Bowes, Inc.                                     7,531,648

Oil & Gas (4.9%)
-------------------------------------------------------------------------------
        27,700 Amerada Hess Corp.                                     1,562,003
       205,660 Apache Corp.                                           7,913,797
       302,550 BP PLC ADR (United Kingdom)                           14,401,380
       136,500 Canadian Natural Resources, Ltd.
               (Canada)                                               6,595,680
       736,823 ConocoPhillips                                        48,541,899
     3,428,692 Exxon Mobil Corp.                                    139,856,347
       232,600 Noble Corp. (Cayman Islands) (NON)                     8,629,460
       123,100 Royal Dutch Petroleum Co. ADR
               (Netherlands)                                          5,834,940
       454,700 Total SA Class B ADR (France)                         40,150,010
       475,100 Unocal Corp.                                          17,493,182
       100,500 Valero Energy Corp.                                    5,318,460
                                                                 --------------
                                                                    296,297,158

Pharmaceuticals (3.5%)
-------------------------------------------------------------------------------
     1,255,100 Abbott Laboratories                                   54,069,708
       197,100 Forest Laboratories, Inc. (NON)                       14,681,979
       264,500 Johnson & Johnson                                     14,129,590
     1,443,200 King Pharmaceuticals, Inc. (NON)                      24,072,576
     2,329,223 Pfizer, Inc.                                          85,319,438
       438,100 Wyeth                                                 17,940,195
                                                                 --------------
                                                                    210,213,486

Photography/Imaging (0.4%)
-------------------------------------------------------------------------------
     1,762,398 Xerox Corp. (NON)                                     25,801,507

Publishing (0.1%)
-------------------------------------------------------------------------------
        75,050 Knight-Ridder, Inc.                                    5,772,846

Railroads (1.3%)
-------------------------------------------------------------------------------
       352,700 Canadian National Railway Co.
               (Canada)                                              21,144,365
       919,000 Union Pacific Corp.                                   59,183,600
                                                                 --------------
                                                                     80,327,965

Real Estate (0.2%)
-------------------------------------------------------------------------------
       439,570 Equity Office Properties Trust (R)                    13,033,251

Regional Bells (2.7%)
-------------------------------------------------------------------------------
     1,048,750 BellSouth Corp.                                       30,654,963
     1,965,404 SBC Communications, Inc.                              50,117,802
     2,217,881 Verizon Communications, Inc.                          81,751,094
                                                                 --------------
                                                                    162,523,859

Restaurants (0.7%)
-------------------------------------------------------------------------------
     1,355,600 Darden Restaurants, Inc.                              27,112,000
       714,000 McDonald's Corp.                                      18,378,360
                                                                 --------------
                                                                     45,490,360

Retail (2.4%)
-------------------------------------------------------------------------------
       606,600 Home Depot, Inc. (The)                                21,516,102
       556,450 JC Penney Co., Inc. (Holding Co.)                     14,567,861
       705,900 Limited Brands                                        12,847,380
       263,400 Lowe's Cos., Inc.                                     14,105,070
     1,949,600 Office Depot, Inc. (NON)                              31,096,120
       699,850 TJX Cos., Inc. (The)                                  16,089,552
       658,400 Wal-Mart Stores, Inc.                                 35,454,840
                                                                 --------------
                                                                    145,676,925

Software (1.6%)
-------------------------------------------------------------------------------
     1,232,800 Computer Associates International,
               Inc.                                                  32,225,392
     2,044,100 Microsoft Corp.                                       56,519,365
       797,100 Oracle Corp. (NON)                                    11,007,951
                                                                 --------------
                                                                     99,752,708

Technology Services (0.4%)
-------------------------------------------------------------------------------
       232,900 Automatic Data Processing, Inc.                        9,956,475
        98,500 First Data Corp.                                       3,857,260
       254,100 Fiserv, Inc. (NON)                                     9,493,176
                                                                 --------------
                                                                     23,306,911

Telecommunications (0.1%)
-------------------------------------------------------------------------------
       230,800 CenturyTel, Inc.                                       6,093,120

Textiles (0.1%)
-------------------------------------------------------------------------------
       189,900 Liz Claiborne, Inc.                                    6,792,723

Tobacco (1.9%)
-------------------------------------------------------------------------------
     2,056,848 Altria Group, Inc.                                   114,340,180

Toys (0.3%)
-------------------------------------------------------------------------------
     1,016,700 Mattel, Inc.                                          19,225,797

Waste Management (0.3%)
-------------------------------------------------------------------------------
       700,950 Republic Services, Inc.                               17,488,703
                                                                 --------------
               Total Common stocks (cost $2,847,303,197)         $3,673,047,118

U.S. government and agency obligations (24.3%) (a)
Principal amount                                                          Value

U.S. Government and Agency Mortgage Obligations (22.0%)
-------------------------------------------------------------------------------
               Federal Home Loan Mortgage
               Corporation
      $484,802 8 3/4s, with due dates from May 1,
               2009 to June 1, 2009                                    $526,263
               Federal National Mortgage
               Association Pass-Through
               Certificates
        29,882 11s, with due dates from October 1,
               2015 to March 1, 2016                                     33,639
       842,024 9s, with due dates from January 1,
               2027 to July 1, 2032                                     925,118
         7,471 8 3/4s, July 1, 2009                                       8,118
     3,379,209 8s, with due dates from August 1,
               2026 to July 1, 2033                                   3,680,178
     4,477,679 7 1/2s, with due dates from October
               1, 2025 to July 1, 2033                                4,789,002
     1,465,003 7 1/2s, with due dates from February
               1, 2015 to April 1, 2016                               1,572,190
     2,889,385 7s, with due dates from July 1, 2025
               to November 1, 2033                                    3,065,564
     3,483,703 7s, with due dates from November 1,
               2007 to January 1, 2015                                3,718,977
    43,544,153 6 1/2s, with due dates from January
               1, 2019 to October 1, 2033                            45,701,651
       657,371 6 1/2s, with due dates from July 1,
               2010 to May 1, 2011                                      699,492
    29,570,000 6 1/2s, TBA, February 1, 2034                         31,020,763
       468,317 6s, with due dates from December 1,
               2013 to May 1, 2017                                      493,591
   618,163,000 5 1/2s, TBA, February 1, 2034                        628,980,853
   544,976,000 5s, TBA, February 1, 2019                            556,897,350
    40,629,000 4s, TBA, February 1, 2019                             39,867,206
               Government National Mortgage
               Association Pass-Through
               Certificates
       990,227 7s, with due dates from August 15,
               2029 to October 15, 2031                               1,056,480
         6,062 5s, July 15, 2033                                          6,036
                                                                 --------------
                                                                  1,323,042,471

U.S. Government and Agency Obligations (2.3%)
-------------------------------------------------------------------------------
   118,135,000 Fannie Mae 7 1/4s, January 15, 2010                  139,750,633

U.S. Treasury Obligations (--%)
-------------------------------------------------------------------------------
     1,450,000 U.S. Treasury Bonds 4 1/4s, November 15, 2013          1,463,140
                                                                 --------------
               Total U.S. government and agency
               obligations (cost $1,458,295,270)                 $1,464,256,244

Corporate bonds and notes (10.2%) (a)
Principal amount                                                          Value

Aerospace and Defense (0.2%)
-------------------------------------------------------------------------------
      $675,000 BAE Systems Holdings, Inc. 144A
               notes 6.4s, 2011                                        $732,658
       285,000 Boeing Capital Corp. sr. notes
               4 3/4s, 2008                                             297,709
       785,000 Boeing Co. (The) bonds 6 1/8s, 2033                      803,309
     2,300,000 Lockheed Martin Corp. bonds 8 1/2s,
               2029                                                   3,053,542
     1,115,000 Northrop Grumman Corp. company
               guaranty 7 1/8s, 2011                                  1,298,372
     2,275,000 Raytheon Co. debs. 6s, 2010                            2,464,692
     1,145,000 Raytheon Co. notes 8.3s, 2010                          1,375,764
       830,000 Raytheon Co. notes 4.85s, 2011                           846,987
                                                                 --------------
                                                                     10,873,033

Airlines (0.1%)
-------------------------------------------------------------------------------
       377,074 Continental Airlines, Inc.
               pass-through certificates Ser.
               98-1A, 6.648s, 2017                                      377,074
     4,215,000 Continental Airlines, Inc.
               pass-through certificates Ser. 98-2,
                6.32s, 2008                                           4,254,119
       363,848 US Air, Inc. pass-through
               certificates Ser. 93-A2,
               9 5/8s, 2004 (In default) (NON)                          109,154
                                                                 --------------
                                                                      4,740,347

Automotive (0.4%)
-------------------------------------------------------------------------------
       400,000 American Axle & Manufacturing, Inc.
               company guaranty 9 3/4s, 2009                            421,000
     2,525,000 DaimlerChrysler NA Holding Corp.
               company guaranty 7.2s, 2009                            2,844,731
     2,785,000 DaimlerChrysler NA Holding Corp.
               company guaranty Ser. D,  3.4s, 2004                   2,823,346
     2,120,000 Ford Motor Co. debs. 9.98s, 2047                       2,670,963
     1,410,000 Ford Motor Co. notes 7.45s, 2031                       1,431,476
     3,835,000 Ford Motor Credit Corp. notes
               7 3/8s, 2009                                           4,216,306
     1,295,000 General Motors Acceptance Corp.
               bonds 8s, 2031                                         1,420,103
     3,735,000 General Motors Acceptance Corp.
               notes Ser. MTN, 5.36s, 2004                            3,801,819
     1,020,000 Lear Corp. company guaranty Ser. B,
               8.11s, 2009                                            1,188,300
     1,540,000 SPX Corp. sr. notes 6 1/4s, 2011                       1,586,200
                                                                 --------------
                                                                     22,404,244

Banking (1.1%)
-------------------------------------------------------------------------------
     1,055,000 Allfirst Financial, Inc. sub. notes
               7.2s, 2007                                             1,177,776
       405,000 Bank of New York Co., Inc. (The) sr.
               sub. notes FRN 3.4s, 2013                                398,070
     1,785,000 Bank One Corp. sub. debs. 8s, 2027                     2,285,198
       515,000 Bank One Corp. sub. debs. 7 5/8s,
               2026                                                     628,234
     2,355,000 Bank One Corp. sub. notes 7.6s, 2007                   2,678,118
     7,190,000 Bank United Corp. notes Ser. A, 8s,
               2009                                                   8,554,346
       350,000 Bank United Corp. sub. notes 8 7/8s,
               2007                                                     414,175
     1,930,000 Barclays Bank PLC 144A FRN 6.86s,
               2049 (United Kingdom)                                  2,136,358
       545,000 Capital One Bank notes 6 1/2s, 2013                      589,505
       385,000 Capital One Bank notes Ser. BKNT,
               4 7/8s, 2008                                             401,552
       470,000 Capital One Bank sr. notes
               Ser. BKNT, 6.7s, 2008                                    521,845
     1,035,000 Countrywide Capital III company
               guaranty Ser. B, 8.05s, 2027                           1,217,222
     1,035,000 Credit Suisse First Boston USA, Inc.
               notes 5 1/2s, 2013                                     1,074,798
     1,620,000 First Chicago NBD Corp. sub. notes
               6 3/8s, 2009                                           1,843,929
     3,760,000 First Union National Bank sub. notes
               7.8s, 2010                                             4,557,116
       935,000 Fleet Capital Trust V bank guaranty
               FRN 2.17s, 2028                                          922,531
       410,000 FleetBoston Financial Corp. notes
               7 1/4s, 2005                                             444,922
     2,300,000 HSBC Capital Funding LP 144A bank
               guaranty FRB 9.547s, 2049 (Jersey)                     2,940,651
     2,645,000 HSBC Capital Funding LP 144A bank
               guaranty FRB 4.61s, 2049 (Jersey)                      2,513,816
     1,455,000 Merita Bank, Ltd. sub. notes 6 1/2s,
               2006 (Finland)                                         1,568,235
     1,095,000 National City Bank bonds 4 5/8s,
               2013                                                   1,085,126
     5,540,000 NB Capital Trust IV company guaranty
               8 1/4s, 2027                                           6,495,351
       815,000 Nordea Bank Finland PLC sub. notes
               6 1/2s, 2009 (Finland)                                   914,547
     2,520,000 Peoples Bank - Bridgeport sub. notes
               7.2s, 2006                                             2,744,025
     2,345,000 PNC Funding Corp. bonds 5 1/4s, 2015                   2,352,928
     1,200,000 Popular North America, Inc. sub.
               notes 3 7/8s, 2008                                     1,203,749
        80,000 Rabobank Capital Funding II 144A
               bonds 5.26s, 2049                                         80,890
     2,745,000 Royal Bank of Scotland Group PLC FRB
               7.648s, 2031 (United Kingdom)                          3,324,028
     2,855,000 Sovereign Bancorp, Inc. sr. notes
               10 1/2s, 2006                                          3,405,321
     1,270,000 Suncorp-Metway, Ltd. 144A FRB
               3 1/2s, 2013 (Australia)                               1,250,252
     3,020,000 UBS AG/Jersey Branch FRN 4.17s, 2008
               (United Kingdom)                                       3,050,200
     1,345,000 UBS Preferred Funding Trust I FRB
               8.622s, 2049                                           1,663,941
     1,010,000 Westpac Capital Trust III 144A sub.
               notes FRN 5.819s, 2013                                 1,056,127
                                                                 --------------
                                                                     65,494,882

Beverage (0.1%)
-------------------------------------------------------------------------------
       235,000 Constellation Brands, Inc. company
               guaranty 8 1/2s, 2009                                    244,988
     2,000,000 Diageo PLC company guaranty 8s, 2022
               (United Kingdom)                                       2,504,650
     1,380,000 Miller Brewing Co. 144A notes
               5 1/2s, 2013                                           1,434,352
     2,605,000 PepsiAmericas, Inc. notes Ser. MTN,
               3 7/8s, 2007                                           2,666,240
                                                                 --------------
                                                                      6,850,230

Broadcasting (0.2%)
-------------------------------------------------------------------------------
     1,355,000 Chancellor Media Corp. company
               guaranty 8s, 2008                                      1,568,413
       740,000 News America Holdings, Inc. company
               guaranty 9 1/4s, 2013                                    957,374
     1,930,000 News America Holdings, Inc. debs.
               7 3/4s, 2045                                           2,301,112
     1,900,000 News America Holdings, Inc. debs.
               7.7s, 2025                                             2,222,367
        75,000 News America, Inc. company guaranty
               4 3/4s, 2010                                              76,909
     1,420,000 News America, Inc. sr. notes 6 5/8s,
               2008                                                   1,576,007
     1,955,000 Viacom, Inc. company guaranty 7.7s,
               2010                                                   2,351,949
                                                                 --------------
                                                                     11,054,131

Cable Television (0.3%)
-------------------------------------------------------------------------------
       561,000 AT&T Broadband Corp. company
               guaranty 8 3/8s, 2013                                    689,122
     2,150,000 Comcast Corp. company guaranty
               7.05s, 2033                                            2,359,081
       890,000 Comcast Corp. company guaranty
               5.85s, 2010                                              959,676
     1,305,000 Cox Communications, Inc. notes
               7 3/4s, 2010                                           1,554,695
       945,000 Cox Enterprises, Inc. 144A notes 8s,
               2007                                                   1,081,440
     3,070,000 Jones Intercable, Inc. sr. notes
               7 5/8s, 2008                                           3,522,263
     1,485,000 Liberty Media Corp. debs. 8 1/2s,
               2029                                                   1,795,693
     1,330,000 Liberty Media Corp. sr. notes 5.7s,
               2013                                                   1,346,500
     1,400,000 Rogers Cable Inc. sec. notes 6 1/4s,
               2013 (Canada)                                          1,449,000
     3,200,000 TCI Communications, Inc. debs.
               7 7/8s, 2013                                           3,811,030
     1,380,000 USA Interactive notes 7s, 2013                         1,532,921
                                                                 --------------
                                                                     20,101,421

Chemicals (0.2%)
-------------------------------------------------------------------------------
     1,270,000 Avery Dennison Corp. notes 4 7/8s,
               2013                                                   1,274,078
     1,315,000 Dow Chemical Co. (The) debs. 8.55s,
               2009                                                   1,601,571
     2,195,000 Dow Chemical Co. (The) notes 5 3/4s,
               2009                                                   2,371,168
       685,000 Eastman Chemical Co. notes 3 1/4s,
               2008                                                     664,496
     1,917,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                          2,319,570
       450,000 ICI Wilmington, Inc. company
               guaranty 5 5/8s, 2013                                    462,780
     1,150,000 ICI Wilmington, Inc. company
               guaranty 4 3/8s, 2008                                  1,157,455
     2,027,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                  2,249,970
       680,000 Millennium America, Inc. company
               guaranty 9 1/4s, 2008                                    741,200
     1,080,000 Millennium America, Inc. company
               guaranty 7s, 2006                                      1,112,400
       730,000 Monsanto Co. notes 4s, 2008                              733,001
       240,000 Monsanto Co. sr. notes 7 3/8s, 2012                      277,562
       465,000 Praxair, Inc. notes 6 3/8s, 2012                         522,766
                                                                 --------------
                                                                     15,488,017

Coal (--%)
-------------------------------------------------------------------------------
     1,505,000 Arch Western Finance, LLC 144A sr.
               notes 6 3/4s, 2013                                     1,565,200

Commercial and Consumer Services (--%)
-------------------------------------------------------------------------------
     1,600,000 Deluxe Corp. notes 5s, 2012                            1,641,878

Computers (--%)
-------------------------------------------------------------------------------
       695,000 SunGard Data Systems, Inc. 144A
               bonds 4 7/8s, 2014                                       688,236

Conglomerates (0.1%)
-------------------------------------------------------------------------------
     2,280,000 Textron Financial Corp. notes 6s,
               2009                                                   2,514,977
     1,235,000 Tyco International Group SA company
               guaranty 7s, 2028 (Luxembourg)                         1,303,618
     2,425,000 Tyco International Group SA company
               guaranty 6 3/4s,  2011 (Luxembourg)                    2,659,568
                                                                 --------------
                                                                      6,478,163

Consumer Finance (0.2%)
-------------------------------------------------------------------------------
       720,000 Capital One Financial Corp. notes
               7 1/4s, 2006                                             778,710
     2,310,000 Countrywide Home Loans, Inc. company
               guaranty Ser. K, 5 5/8s, 2007                          2,497,863
     4,025,000 Household Finance Corp. notes 7s,
               2012                                                   4,633,685
     1,820,000 Household Finance Corp. notes
               6 3/4s, 2011                                           2,067,673
     2,895,000 Household Finance Corp. sr. unsub.
               5 7/8s, 2009                                           3,162,388
                                                                 --------------
                                                                     13,140,319

Consumer Goods (--%)
-------------------------------------------------------------------------------
     1,385,000 Johnson (SC) & Son, Inc. 144A bonds
               5 3/4s, 2033                                           1,358,150
     1,550,000 Procter & Gamble Co. bonds 5 1/2s,
               2034                                                   1,525,355
                                                                 --------------
                                                                      2,883,505

Containers (0.1%)
-------------------------------------------------------------------------------
     1,283,000 Owens-Brockway Glass company
               guaranty 8 7/8s, 2009                                  1,404,885
       750,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                             825,000
       845,000 Sealed Air Corp. 144A bonds 6 7/8s,
               2033                                                     907,286
       800,000 Sealed Air Corp. 144A notes 5 5/8s,
               2013                                                     828,118
                                                                 --------------
                                                                      3,965,289

Electric Utilities (1.4%)
-------------------------------------------------------------------------------
       485,000 AEP Texas Central Co. sr. notes
               Ser. D, 5 1/2s, 2013                                     504,586
     2,015,000 Alabama Power Co. sr. notes Ser. S,
               5 7/8s, 2022                                           2,087,118
       275,000 American Electric Power Co., Inc.
               notes Ser. A, 6 1/8s, 2006                               296,469
       400,000 American Electric Power Co., Inc.
               sr. notes Ser. C, 5 3/8s, 2010                           421,309
       475,000 Appalachian Power Co. notes 3.6s,
               2008                                                     472,109
     4,845,000 Arizona Public Services Co. sr.
               notes 6 3/4s, 2006                                     5,331,230
       480,000 Carolina Power & Light Co. 1st mtge.
               6 1/8s, 2033                                             493,456
     1,760,000 CenterPoint Energy, Inc. sr. notes
               Ser. B, 7 1/4s, 2010                                   1,890,948
     1,385,000 Cleveland Electric Illuminating Co.
               (The) 144A sr. notes 5.65s, 2013                       1,381,179
       735,000 Consumers Energy Co. bonds 6 1/4s,
               2006                                                     791,852
     2,410,000 Consumers Energy Co. 144A 1st. mtge.
               5 3/8s, 2013                                           2,445,605
       975,000 Dayton Power & Light Co. (The) 144A
               1st mtge. 5 1/8s, 2013                                   991,972
       535,000 DPL, Inc. sr. notes 8 1/4s, 2007                         596,525
     1,140,000 DPL, Inc. sr. notes 6 7/8s, 2011                       1,214,100
     1,155,000 Duke Capital Corp. sr. notes Ser. A,
               6 1/4s, 2005                                           1,205,663
     3,535,000 Duke Energy Corp. 1st mtge. 5.3s,
               2015                                                   3,603,784
     1,090,000 Enterprise Capital Trust II company
               guaranty FRB Ser. B, 2.383s, 2028                        964,798
     2,270,000 Exelon Corp. sr. notes 6 3/4s, 2011                    2,557,673
     1,450,000 Exelon Generation Co., LLC sr. notes
               6.95s, 2011                                            1,654,288
     2,475,000 FirstEnergy Corp. notes Ser. C,
               7 3/8s, 2031                                           2,582,920
     1,055,000 Florida Power & Light Co. 1st mtge.
               5.95s, 2033                                            1,100,971
       490,000 Florida Power & Light Co. 1st mtge.
               5 5/8s, 2034                                             488,546
     2,185,000 Monongahela Power Co. 1st mtge. 5s,
               2006                                                   2,220,506
     2,735,000 National Rural Utilities Cooperative
               Finance Corp. coll. trust 6s, 2006                     2,946,487
     1,065,000 National Rural Utilities Cooperative
               Finance Corp. coll. trust 3 7/8s,
               2008                                                   1,083,718
     1,650,000 National Rural Utilities Cooperative
               Finance Corp. coll. trust 3s, 2006                     1,674,486
     1,040,000 Nevada Power Co. 144A 2nd mtge. 9s,
               2013                                                   1,154,400
     3,840,000 NiSource Finance Corp. company
               guaranty 7 7/8s, 2010                                  4,604,863
     1,840,000 Northern States Power Co. mtge.
               Ser. B, 8s, 2012                                       2,268,939
       820,000 Oncor Electric Delivery Co. sec.
               notes 7 1/4s, 2033                                       946,158
     1,365,000 Oncor Electric Delivery Co. sec.
               notes 6 3/8s, 2012                                     1,507,840
     1,020,000 PacifiCorp Sinking Fund 1st mtge.
               5.45s, 2013                                            1,067,616
       470,000 Panhandle Eastern Pipe Line 144A
               notes 4.8s, 2008                                         486,419
     1,715,000 Pepco Holdings, Inc. notes 5 1/2s,
               2007                                                   1,827,789
       585,000 Potomac Edison Co. 1st mtge. 8s,
               2024                                                     581,344
     1,431,718 Power Receivable Finance LLC 144A
               sr. notes 6.29s, 2012                                  1,515,503
     1,850,000 PP&L Capital Funding, Inc. company
               guaranty Ser. D, 8 3/8s, 2007                          2,106,593
       555,000 Progress Energy, Inc. sr. notes
               6 3/4s, 2006                                             601,301
     2,060,000 Progress Energy, Inc. sr. notes
               6.55s, 2004                                            2,067,978
       165,000 Progress Energy, Inc. sr. notes
               6.05s, 2007                                              178,298
     7,810,000 PSI Energy, Inc. 1st mtge. Ser. EEE,
               6.65s, 2006                                            8,512,325
       570,000 Public Service Company of New Mexico
               sr. notes 4.4s, 2008                                     580,211
     1,465,000 Public Service Electric & Gas Co.
               1st mtge. FRN 6 3/8s, 2008                             1,617,250
       375,000 Public Services Co. of Colorado sr.
               notes Ser. A, 6 7/8s, 2009                               426,228
       510,000 Rochester Gas & Electric notes
               6 3/8s, 2033                                             525,875
       875,000 South Carolina Electric & Gas Co.
               1st mtge. 5.3s, 2033                                     823,583
       770,000 Southern California Edison Co. 1st
               mtge. 6s, 2034                                           774,783
       520,000 Southern California Edison Co. 1st
               mtge. 5s, 2014                                           522,576
     1,345,000 Southwestern Public Service Co. 144A
               bonds 6s, 2033                                         1,349,864
       660,000 Tampa Electric Co. notes 6 7/8s,
               2012                                                     734,628
       835,000 TXU Energy Co. sr. notes 7s, 2013                        930,997
       400,000 TXU Energy Co. sr. notes 6 1/8s,
               2008                                                     427,966
     1,170,000 Virginia Electric & Power Co. sr.
               notes 4 3/4s, 2013                                     1,163,709
     1,373,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                           1,596,113
       950,000 XCEL Energy, Inc. sr. notes 3.4s,
               2008                                                     932,026
                                                                 --------------
                                                                     82,835,473

Electronics (0.1%)
-------------------------------------------------------------------------------
     1,710,000 Arrow Electronics, Inc. notes
               6 7/8s, 2013                                           1,830,756
     1,520,000 Jabil Circuit, Inc. sr. notes
               5 7/8s, 2010                                           1,613,699
       390,000 Motorola, Inc. notes 7 5/8s, 2010                        455,689
       425,000 Motorola, Inc. notes 6 3/4s, 2006                        456,931
                                                                 --------------
                                                                      4,357,075

Energy (0.1%)
-------------------------------------------------------------------------------
       548,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                             593,210
       650,000 Halliburton Co. notes Ser. MTN,
               5 5/8s, 2008                                             690,033
     1,300,000 Halliburton Co. 144A notes 5 1/2s,
               2010                                                   1,367,125
       536,000 Pride Petroleum Services, Inc. sr.
               notes 9 3/8s, 2007                                       552,080
     1,180,000 Schlumberger Technology Corp. 144A
               notes 6 1/2s, 2012                                     1,326,427
     1,870,000 Transocean Sedco Forex, Inc. notes
               6 5/8s, 2011                                           2,092,365
       650,000 Weatherford International, Ltd.
               notes 4.95s, 2013 (Bermuda)                              645,501
                                                                 --------------
                                                                      7,266,741

Financial (1.3%)
-------------------------------------------------------------------------------
     1,310,000 Ace INA Holdings, Inc. company
               guaranty 8.3s, 2006                                    1,479,076
     6,320,000 ASIF Global Financing 144A notes
               3.85s, 2007                                            6,436,991
     1,525,000 Associates Corp. NA sr. notes Ser.
               8, 7 3/8s, 2007                                        1,730,723
     3,165,000 Associates First Capital Corp. debs.
               6.95s, 2018                                            3,679,961
     3,770,000 Associates First Capital Corp. sr.
               notes 6 1/4s, 2008                                     4,192,368
     4,065,000 Associates First Capital Corp. sub.
               debs. 8.15s, 2009                                      4,878,939
     1,250,000 AXA Financial, Inc. sr. notes
               7 3/4s, 2010                                           1,481,865
     2,125,000 CIT Group, Inc. sr. notes 5 1/2s,
               2007                                                   2,276,810
     2,235,000 CIT Group, Inc. sr. notes Ser. MTN,
               6 7/8s, 2009                                           2,526,594
     1,555,000 CIT Group, Inc. sr. sub. notes
               4 1/8s, 2006                                           1,609,616
     1,925,000 Citigroup, Inc. debs. 6 5/8s, 2028                     2,127,196
     2,865,000 Citigroup, Inc. sub. notes 7 1/4s,
               2010                                                   3,350,615
     1,545,000 Executive Risk Capital Trust company
               guaranty Class B, 8.675s, 2027                         1,777,158
     1,300,000 Fund American Cos. Inc. notes
               5 7/8s, 2013                                           1,323,989
     1,795,000 General Electric Capital Corp.
               company guaranty 7 7/8s, 2006                          2,050,398
       565,000 General Electric Capital Corp. notes
               Ser. A, 6 3/4s, 2032                                     637,240
       830,000 General Electric Capital Corp. notes
               Ser. A, 6s, 2012                                         907,759
     1,340,000 General Electric Capital Corp. notes
               Ser. MTN, 3 1/4s, 2009                                 1,311,517
       955,000 General Electric Capital Corp. notes
               Ser. MTNA, 6 1/8s, 2011                                1,056,081
       890,000 Hartford Financial Services Group,
               Inc. (The) sr. notes 7.9s, 2010                        1,062,789
     1,685,000 Hartford Life, Inc. sr. notes
               7 3/8s, 2031                                           2,005,930
       760,000 Heller Financial, Inc. notes 7 3/8s,
               2009                                                     895,009
     1,370,000 ING Capital Funding Trust III
               company guaranty FRB 8.439s, 2010                      1,663,232
     1,585,000 International Lease Finance Corp.
               notes 4.35s, 2008                                      1,623,294
     1,470,000 John Hancock Financial Services,
               Inc. sr. notes 5 5/8s, 2008                            1,586,552
       765,000 John Hancock Global Funding II 144A
               notes 7.9s, 2010                                         914,245
     8,205,000 Liberty Mutual Insurance 144A notes
               7.697s, 2097                                           7,814,811
       680,000 Metlife, Inc. sr. notes 6 1/8s, 2011                     748,566
       465,000 Nationwide Financial Services, Inc.
               notes 5 5/8s, 2015                                       488,111
       375,000 Nationwide Mutual Insurance Co. 144A
               notes 8 1/4s, 2031                                       456,634
       710,000 OneAmerica Financial Partners, Inc.
               144A bonds 7s, 2033                                      735,314
     1,515,000 Principal Life Global Funding I 144A
               sec. notes 5 1/4s, 2013                                1,547,918
       865,000 Protective Life Corp. notes 4.3s,
               2013                                                     827,289
       210,000 Prudential Financial, Inc. notes
               Ser. MTNB, 4 1/2s, 2013                                  202,383
     1,745,000 Prudential Insurance Co. 144A notes
               8.3s, 2025                                             2,160,329
     1,585,000 St. Paul Co., Inc. (The) sr. notes
               5 3/4s, 2007                                           1,705,033
       935,000 State Street Capital Trust II FRN
               1.68s, 2008                                              941,979
     2,115,000 Sun Life Canada Capital Trust 144A
               company guaranty 8.526s, 2049                          2,506,023
       565,000 Travelers Property Casualty Corp.
               sr. notes 3 3/4s, 2008                                   569,841
     1,730,000 USF&G Capital I 144A company
               guaranty 8 1/2s, 2045                                  2,089,096
       620,000 XL Capital Europe PLC company
               guaranty 6 1/2s, 2012 (United
               Kingdom)                                                 678,835
                                                                 --------------
                                                                     78,058,109

Food (0.4%)
-------------------------------------------------------------------------------
     2,070,000 Cadbury Schweppes US Finance LLC
               144A notes 3 7/8s, 2008                                2,077,365
     3,520,000 Campbell Soup Co. notes 6 3/4s, 2011                   4,028,003
     1,130,000 ConAgra, Inc. notes 7 7/8s, 2010                       1,354,654
     2,475,000 ConAgra, Inc. notes 6s, 2006                           2,672,374
       810,000 Dean Foods Co. sr. notes 8.15s, 2007                     882,900
     1,375,000 Hormel Foods Corp. notes 6 5/8s,
               2011                                                   1,572,952
     5,245,000 Kraft Foods, Inc. notes 4 5/8s, 2006                   5,497,636
     2,560,000 Tyson Foods, Inc. notes 8 1/4s, 2011                   2,998,546
       810,000 Tyson Foods, Inc. notes 7 1/4s, 2006                     887,321
       790,000 Tyson Foods, Inc. notes 7s, 2018                         853,978
                                                                 --------------
                                                                     22,825,729

Forest Products and Packaging (--%)
-------------------------------------------------------------------------------
       465,000 Packaging Corp. of America notes
               5 3/4s, 2013                                             477,108

Gaming & Lottery (0.2%)
-------------------------------------------------------------------------------
       810,000 GTECH Holdings Corp. 144A notes
               4 3/4s, 2010                                             829,022
       935,000 International Game Technology sr.
               notes 8 3/8s, 2009                                     1,122,819
     1,330,000 International Game Technology sr.
               notes 7 7/8s, 2004                                     1,351,695
       600,000 MGM Mirage, Inc. company guaranty
               9 3/4s, 2007                                             690,000
     1,605,000 MGM Mirage, Inc. company guaranty
               8 3/8s, 2011                                           1,845,750
     1,320,000 Mohegan Tribal Gaming Authority sr.
               notes 8 1/8s, 2006                                     1,412,400
       390,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 8 3/8s, 2011                                  429,000
       270,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                  281,475
       740,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                       823,250
       705,000 Park Place Entertainment Corp. sr.
               sub. notes 9 3/8s, 2007                                  798,413
                                                                 --------------
                                                                      9,583,824

Health Care (--%)
-------------------------------------------------------------------------------
       265,000 HCA, Inc. sr. notes 7 7/8s, 2011                         305,714
       495,000 HCA, Inc. sr. notes 6.95s, 2012                          541,652
                                                                 --------------
                                                                        847,366

Homebuilding (0.2%)
-------------------------------------------------------------------------------
     1,350,000 D.R. Horton, Inc. company guaranty
               8s, 2009                                               1,518,750
       490,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                     525,525
     1,725,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                   1,725,000
     2,652,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                     2,665,260
        20,000 Lennar Corp. company guaranty
               Ser. B, 9.95s, 2010                                       23,025
       973,000 Lennar Corp. sr. notes 7 5/8s, 2009                    1,124,816
     1,990,000 Pulte Homes, Inc. company guaranty
               7 7/8s, 2011                                           2,353,931
                                                                 --------------
                                                                      9,936,307

Investment Banking/Brokerage (0.2%)
-------------------------------------------------------------------------------
     2,365,000 Bear Stearns Cos., Inc. (The) notes
               7.8s, 2007                                             2,737,071
     1,610,000 Goldman Sachs Group, Inc. (The)
               notes 6 1/8s, 2033                                     1,636,354
       770,000 Goldman Sachs Group, Inc. (The)
               notes 4 3/4s, 2013                                       754,731
     4,410,000 JPMorgan Chase & Co. notes 5.35s,
               2007                                                   4,727,855
       500,000 JPMorgan Chase & Co. sr. notes
               3 5/8s, 2008                                             503,532
     2,700,000 JPMorgan Chase & Co. sub. notes
               5 3/4s, 2013                                           2,891,795
       540,000 Merrill Lynch & Co., Inc. notes
               Ser. B, 4 3/4s, 2009                                     566,549
     1,270,000 Morgan Stanley Tracers notes 4 1/4s,
               2010                                                   1,276,908
                                                                 --------------
                                                                     15,094,795

Lodging/Tourism (0.1%)
-------------------------------------------------------------------------------
     1,995,000 Cendant Corp. notes 6 1/4s, 2010                       2,178,125
       900,000 Hilton Hotels Corp. notes 8 1/4s,
               2011                                                   1,035,000
       465,000 Hilton Hotels Corp. notes 7 5/8s,
               2012                                                     520,800
       621,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s, 2007                      666,023
                                                                 --------------
                                                                      4,399,948

Machinery (0.1%)
-------------------------------------------------------------------------------
     1,270,000 John Deere Capital Corp. sr. notes
               Ser. D, 3 1/8s, 2005                                   1,291,759
     1,720,000 Kennametal, Inc. sr. notes 7.2s,
               2012                                                   1,879,301
                                                                 --------------
                                                                      3,171,060

Manufacturing (--%)
-------------------------------------------------------------------------------
       265,000 Bunge Ltd. Finance Corp. company
               guaranty 7.8s, 2012                                      308,280
       420,000 Bunge Ltd. Finance Corp. notes
               5 7/8s, 2013                                             428,791
       905,000 Bunge Ltd. Finance Corp. 144A notes
               4 3/8s, 2008                                             918,883
                                                                 --------------
                                                                      1,655,954

Media (0.2%)
-------------------------------------------------------------------------------
     2,325,000 Time Warner, Inc. bonds 7 5/8s, 2031                   2,671,209
     2,520,000 Time Warner, Inc. debs. 9.15s, 2023                    3,290,493
     4,090,000 Time Warner, Inc. debs. 9 1/8s, 2013                   5,221,306
       915,000 Time Warner, Inc. notes 8.18s, 2007                    1,056,734
                                                                 --------------
                                                                     12,239,742

Medical Services (--%)
-------------------------------------------------------------------------------
       650,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                    695,500
       476,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             533,120
     1,608,000 Multicare Companies, Inc. sr. sub.
               notes 9s, 2007 (In default) (NON)                              2
     1,446,000 Service Corp. International notes
               6s, 2005                                               1,485,765
                                                                 --------------
                                                                      2,714,387

Metals (0.1%)
-------------------------------------------------------------------------------
     2,750,000 Alcoa, Inc. notes 6 1/2s, 2011                         3,111,603
     1,205,000 Falconbridge, Ltd. bonds 5 3/8s,
               2015 (Canada)                                          1,206,828
       575,000 WMC Finance USA company guaranty
               6 1/4s, 2033 (Australia)                                 595,866
       995,000 WMC Finance USA company guaranty
               5 1/8s, 2013 (Australia)                               1,003,627
                                                                 --------------
                                                                      5,917,924

Natural Gas Utilities (0.2%)
-------------------------------------------------------------------------------
       260,000 CenterPoint Energy Resources Corp.
               debs. 8.9s, 2006                                         294,161
     1,025,000 CenterPoint Energy Resources Corp.
               notes 7 3/4s, 2011                                     1,148,737
     1,835,000 Duke Energy Field Services, LLC
               notes 7 7/8s, 2010                                     2,180,565
       910,000 KeySpan Corp. notes 7 5/8s, 2010                       1,091,336
     1,860,000 Kinder Morgan, Inc. sr. notes
               6 1/2s, 2012                                           2,065,451
       545,000 National Fuel Gas Co. notes 5 1/4s,
               2013                                                     563,222
     1,595,000 Sempra Energy notes 7.95s, 2010                        1,898,340
       590,000 TransCanada Pipelines, Ltd. notes
               4s, 2013 (Canada)                                        554,887
                                                                 --------------
                                                                      9,796,699

Oil & Gas (0.4%)
-------------------------------------------------------------------------------
       565,000 Anadarko Finance Co. company
               guaranty Ser. B, 6 3/4s, 2011                            647,001
     3,130,000 Conoco Funding Co. company guaranty
               6.35s, 2011                                            3,526,136
     2,890,000 Louis Dreyfus Natural Gas Corp.
               notes 6 7/8s, 2007                                     3,197,649
     1,140,000 MidAmerican Energy Holdings Co. sr.
               notes 4 5/8s, 2007                                     1,180,622
       245,000 MidAmerican Energy Holdings Co. sr.
               notes 3 1/2s, 2008                                       241,411
     1,780,000 Motiva Enterprises, LLC 144A sr.
               notes 5.2s, 2012                                       1,831,458
       370,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                             414,400
     1,000,000 Nexen, Inc. notes 7 7/8s, 2032
               (Canada)                                               1,230,075
       885,000 Nexen, Inc. notes 5.05s, 2013
               (Canada)                                                 885,220
     1,910,000 Noble Affiliates, Inc. sr. notes 8s,
               2027                                                   2,254,161
     1,140,000 Ocean Energy, Inc. company guaranty
               7 1/4s, 2011                                           1,324,967
       820,000 Petro-Canada, Ltd. bonds 5.35s, 2033
               (Canada)                                                 745,142
     1,525,000 Phillips Petroleum Co. notes 8 3/4s,
               2010                                                   1,915,960
     2,935,000 Union Oil Co. of California company
               guaranty 7 1/2s, 2029                                  3,471,172
       599,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                             664,890
       733,000 Westport Resources Corp. company
               guaranty 8 1/4s, 2011                                    806,300
                                                                 --------------
                                                                     24,336,564

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------
     2,935,000 American Home Products Corp. notes
               6.95s, 2011                                            3,332,285
       845,000 Bayer Corp. 144A FRB 6.2s, 2008                          917,155
       790,000 Wyeth bonds 6 1/2s, 2034                                 822,456
                                                                 --------------
                                                                      5,071,896

Power Producers (--%)
-------------------------------------------------------------------------------
       717,431 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON)                                                    502,202

Railroads (0.2%)
-------------------------------------------------------------------------------
     2,180,000 CSX Corp. notes 6 1/4s, 2008                           2,402,711
     1,040,000 CSX Corp. notes 4 7/8s, 2009                           1,076,942
     1,075,000 Norfolk Southern Corp. sr. notes
               7 1/4s, 2031                                           1,234,474
     2,055,000 Union Pacific Corp. notes 7 3/8s,
               2009                                                   2,395,733
       940,000 Union Pacific Corp. notes 6.65s,
               2011                                                   1,070,971
       885,000 Union Pacific Corp. notes 6 5/8s,
               2008                                                     983,022
                                                                 --------------
                                                                      9,163,853

Real Estate (0.3%)
-------------------------------------------------------------------------------
     3,535,000 Archstone-Smith Operating Trust
               notes 5s, 2007 (R)                                     3,715,747
       650,000 CenterPoint Properties Trust notes
               Ser. MTN, 4 3/4s, 2010                                   646,974
     1,320,000 Developers Diversified Realty Corp.
               notes 4 5/8s, 2010                                     1,319,312
     1,540,000 EOP Operating LP sr. notes 7s, 2011                    1,761,830
     2,730,000 Franchise Finance Corp. of America
               sr. notes 8 3/4s, 2010 (R)                             3,454,837
     1,690,000 Hospitality Properties Trust notes
               6 3/4s, 2013 (R)                                       1,786,600
       530,000 HRPT Properties Trust bonds 5 3/4s,
               2014 (R)                                                 536,209
       410,000 HRPT Properties Trust sr. notes
               6.7s, 2005 (R)                                           426,211
       282,000 iStar Financial, Inc. sr. notes
               8 3/4s, 2008 (R)                                         322,185
     1,050,000 iStar Financial, Inc. sr. notes 7s,
               2008 (R)                                               1,134,000
       680,000 iStar Financial, Inc. sr. notes 6s,
               2010 (R)                                                 702,100
     1,375,000 Kimco Realty Corp. notes Ser. MTNC,
               5.19s, 2013                                            1,390,155
       445,000 Rouse Co. (The) notes 5 3/8s, 2013                       445,947
     2,575,000 Tanger Properties, Ltd. company
               guaranty 7 7/8s, 2004                                  2,652,250
     1,045,000 Vornado Realty Trust notes 4 3/4s,
               2010                                                   1,045,868
                                                                 --------------
                                                                     21,340,225

Regional Bells (0.2%)
-------------------------------------------------------------------------------
       200,000 Ameritech Capital Funding company
               guaranty 6 1/4s, 2009                                    220,228
     1,020,000 Bellsouth Capital Funding notes
               7 3/4s, 2010                                           1,208,917
       440,000 SBC Communications, Inc. notes
               5 7/8s, 2012                                             470,061
       595,000 Telus Corp. notes 8s, 2011 (Canada)                      701,858
     1,515,000 Telus Corp. notes 7 1/2s, 2007
               (Canada)                                               1,696,571
     2,705,000 Verizon Global Funding Corp. notes
               7 1/4s, 2010                                           3,118,175
     2,045,000 Verizon New England Inc. sr. notes
               6 1/2s, 2011                                           2,274,600
       670,000 Verizon Virginia Inc. debs. Ser. A,
               4 5/8s, 2013                                             648,622
                                                                 --------------
                                                                     10,339,032

Retail (0.2%)
-------------------------------------------------------------------------------
     2,035,000 Albertsons, Inc. sr. notes 7 1/2s,
               2011                                                   2,343,130
     1,806,831 CVS Corp. 144A pass-through
               certificates 6.117s, 2013                              1,991,213
     2,020,000 Federated Department Stores, Inc.
               sr. notes 8 1/2s, 2010                                 2,505,438
     1,385,000 Fred Meyer, Inc. Holding Co. company
               guaranty 7.45s, 2008                                   1,579,738
     1,333,000 JC Penney Co., Inc. notes 7.6s, 2007                   1,472,965
     1,190,000 RadioShack Corp. notes 7 3/8s, 2011                    1,395,907
     1,845,000 Sears Roebuck Acceptance FRN
               Ser. MTN, 3.18s, 2004                                  1,846,986
       335,000 Sears Roebuck Acceptance FRN
               Ser. MTN, 3.07s, 2004                                    335,093
                                                                 --------------
                                                                     13,470,470

Shipping (--%)
-------------------------------------------------------------------------------
        11,184 Aran Shipping & Trading SA notes
               8.3s, 2005 (Greece) (In default)
               (NON)                                                          1

Software (--%)
-------------------------------------------------------------------------------
       715,000 Computer Associates International,
               Inc. sr. notes Ser. B, 6 3/8s, 2005                      747,866

Technology Services (0.1%)
-------------------------------------------------------------------------------
     1,410,000 Electronic Data Systems Corp. sec.
               sr. notes Ser. B, 6s, 2013                             1,416,466
       645,000 Fiserv, Inc. notes 4s, 2008                              649,932
     1,465,000 Science Applications International
               Corp. notes 5 1/2s, 2033                               1,357,638
                                                                 --------------
                                                                      3,424,036

Telecommunications (1.1%)
-------------------------------------------------------------------------------
     1,515,000 AT&T Corp. sr. notes 8 3/4s, 2031                      1,771,520
     1,705,000 AT&T Corp. sr. notes 8.05s, 2011                       1,975,120
       715,000 AT&T Wireless Services, Inc. sr.
               notes 8 3/4s, 2031                                       906,080
     3,125,000 AT&T Wireless Services, Inc. sr.
               notes 7 7/8s, 2011                                     3,645,369
     1,995,000 British Telecommunications PLC bonds
               8 7/8s, 2030 (United Kingdom)                          2,603,804
     5,010,000 British Telecommunications PLC notes
               8 3/8s, 2010 (United Kingdom)                          6,074,722
     4,415,000 Cingular Wireless, LLC sr. notes
               5 5/8s, 2006                                           4,725,909
       880,000 Citizens Communications Co. notes
               9 1/4s, 2011                                           1,045,084
     2,025,000 Deutsche Telekom International
               Finance BV bonds 8 1/2s,
               2010 (Netherlands)                                     2,445,827
     3,545,000 Deutsche Telekom International
               Finance BV company guaranty
               8 3/4s, 2030 (Netherlands)                             4,520,832
     1,540,000 Deutsche Telekom International
               Finance BV notes 5 1/4s,
               2013 (Netherlands)                                     1,556,452
     1,450,000 France Telecom notes 10s, 2031
               (France)                                               1,910,281
     3,365,000 France Telecom notes 7 3/4s, 2011
               (France)                                               4,050,427
     1,085,000 Koninklijke (Royal) KPN NV sr.
               unsub. notes 8 3/8s, 2030
               (Netherlands)                                          1,398,441
       505,000 Koninklijke (Royal) KPN NV sr.
               unsub. notes 8s, 2010 (Netherlands)                      605,225
     1,515,000 Sprint Capital Corp. company
               guaranty 8 3/4s, 2032                                  1,839,895
     2,455,000 Sprint Capital Corp. company
               guaranty 7 5/8s, 2011                                  2,789,965
     2,100,000 Sprint Capital Corp. company
               guaranty 6 7/8s, 2028                                  2,107,169
     1,355,000 Sprint Capital Corp. company
               guaranty 6 1/8s, 2008                                  1,447,873
     2,500,000 Telecom Italia Capital 144A company
               guaranty 6 3/8s,  2033 (Luxembourg)                    2,493,073
     1,165,000 Telecom Italia Capital 144A company
               guaranty 5 1/4s,  2013 (Luxembourg)                    1,167,891
     1,610,000 Telecom Italia Capital 144A company
               guaranty 4s, 2008 (Luxembourg)                         1,605,553
       775,000 United States Cellular Corp. notes
               6.7s, 2033                                               791,618
     6,050,000 Verizon Wireless, Inc. notes 5 3/8s,
               2006                                                   6,467,762
     2,150,000 Vodafone Group PLC notes 7 7/8s,
               2030 (United Kingdom)                                  2,642,986
     1,705,000 Vodafone Group PLC notes 7 5/8s,
               2005 (United Kingdom)                                  1,810,204
                                                                 --------------
                                                                     64,399,082

Telephone (--%)
-------------------------------------------------------------------------------
     1,655,000 Telefonica Europe BV company
               guaranty 7 3/4s, 2010 (Netherlands)                    1,960,253

Tobacco (--%)
-------------------------------------------------------------------------------
       790,000 Philip Morris Cos., Inc. debs.
               7 3/4s, 2027                                             870,721

Waste Management (--%)
-------------------------------------------------------------------------------
     2,245,000 Allied Waste North America, Inc. sr.
               notes 7 7/8s, 2013                                     2,447,050
         4,000 Browning-Ferris Industries, Inc.
               debs. 7.4s, 2035                                           3,900
                                                                 --------------
                                                                      2,450,950
                                                                 --------------
               Total Corporate bonds and notes
               (cost $587,732,330)                                 $616,624,287

Collateralized mortgage obligations (5.0%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Asset Securitization Corp.
    $2,000,000 Ser. 97-MD7, Class A1B, 7.41s, 2030                   $2,195,304
     4,670,500 Ser. 97-D5, Class A1C, 6 3/4s, 2043                    5,172,150
   129,407,082 Banc of America Large Loan 144A Ser.
               03-BBA2, Class X1A,  Interest Only
               (IO), 0.82s, 2015                                      1,516,522
               Chase Commercial Mortgage Securities Corp.
     2,925,614 Ser. 00-1, Class A1, 7.656s, 2032                      3,049,610
       377,927 Ser. 98-1, Class A1, 6.34s, 2030                         384,186
     4,937,500 Commercial Mortgage Acceptance Corp.
               Ser. 97-ML1, Class A3,  6.57s, 2007                    5,394,990
     9,485,000 Criimi Mae Commercial Mortgage Trust
               Ser. 98-C1,  Class A2, 7s, 2011                       10,685,445
     3,385,000 Criimi Mae Commercial Mortgage Trust
               144A Ser. 98-C1,  Class B, 7s, 2033                    3,505,243
     1,460,143 Entertainment Properties Trust 144A
               Ser. 03-EPR, Class A1,  4.239s, 2018                   1,461,975
               Fannie Mae
     3,526,000 Ser. 04-10, Class QC, 28.6s, 2034                      4,429,538
     2,966,385 Ser. 02-36, Class SJ, 17 3/8s, 2029                    3,298,338
         1,000 Ser. 92-15, Class L, IO, 10.37s,
               2022                                                      12,902
       344,095 Ser. 02-T18, Class A4, 7 1/2s, 2042                      376,582
     2,944,393 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                    3,222,382
     3,736,418 Ser. 02-T16, Class A3, 7 1/2s, 2042                    4,089,185
     3,525,256 Ser. 02-T19, Class A3, 7 1/2s, 2042                    3,858,086
     1,330,182 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                    1,455,768
     6,524,750 Ser. 02-W4, Class A5, 7 1/2s, 2042                     7,140,772
       781,800 Ser. 02-W1, Class 2A, 7 1/2s, 2042                       855,612
     2,109,639 Ser. 02-14, Class A2, 7 1/2s, 2042                     2,308,816
     6,521,273 Ser. 01-T10, Class A2, 7 1/2s, 2041                    7,136,966
     1,279,125 Ser. 02-T4, Class A3, 7 1/2s, 2041                     1,399,892
     4,089,621 Ser. 01-T12, Class A2, 7 1/2s, 2041                    4,475,734
     4,662,338 Ser. 01-T8, Class A1, 7 1/2s, 2041                     5,102,523
     8,267,462 Ser. 01-T7, Class A1, 7 1/2s, 2041                     9,048,019
       448,529 Ser. 01-T3, Class A1, 7 1/2s, 2040                       490,876
     1,363,642 Ser. 01-T1, Class A1, 7 1/2s, 2040                     1,492,388
       546,793 Ser. 99-T2, Class A1, 7 1/2s, 2039                       598,417
     5,227,194 Ser. 00-T6, Class A1, 7 1/2s, 2030                     5,720,710
       125,178 Ser. 01-T5, Class A3, 7 1/2s, 2030                       136,996
    11,016,534 Ser. 01-T4, Class A1, 7 1/2s, 2028                    12,056,639
     1,695,782 Ser. 02-W3, Class A5, 7 1/2s, 2028                     1,855,885
     6,427,152 Ser. 02-36, Class QH, IO, 6.95s,
               2029                                                     410,566
       540,378 Ser. 02-27, Class SQ, IO, 6.9s, 2032                      11,314
     8,747,551 Ser. 03-58, Class ID, IO, 6s, 2033                     1,656,567
    10,399,080 Ser. 03-63, Class IP, IO, 6s, 2033                     2,141,561
    30,357,878 Ser. 03-22, IO, 6s, 2033                               6,147,470
     6,157,479 Ser. 343, Class 14, IO, 5 1/2s, 2033                   1,296,919
     6,423,418 Ser. 343, Class 15, IO, 5 1/2s, 2033                   1,358,954
     2,941,378 Ser. 343, Class 17, IO, 5 1/2s, 2033                     635,154
    19,500,680 Ser. 329, Class 2, IO, 5 1/2s, 2033                    4,332,817
        48,300 Ser. 03-29, Class IG, IO, 5 1/2s,
               2031                                                      14,890
     8,487,000 Ser. 03-8, Class IP, IO, 5 1/2s,
               2028                                                     864,374
     6,932,316 Ser. 03-42, Class JI, IO, 5 1/2s,
               2028                                                     571,916
    37,958,350 Ser. 03, Class PK, IO, 5 1/2s, 2026                    3,143,426
     7,261,826 Ser. 03-54, Class IY, IO, 5 1/2s,
               2026                                                   1,000,770
       386,500 Ser. 03-17, IO, 5 1/2s, 2025                              36,234
     7,059,851 Ser. 343, Class 29, IO, 5s, 2033                       1,090,968
    11,778,560 Ser. 343, Class 5, IO, 5s, 2033                        2,644,655
    13,162,443 Ser. 343, Class 9, IO, 5s, 2033                        3,087,004
     4,720,609 Ser. 03-16, Class IC, IO, 5s, 2015                       871,118
    25,176,432 Ser. 03-W12, Class 2, IO, 2.24s,
               2043                                                   1,783,626
    46,506,984 Ser. 03-W6, Class 11, IO, 2.16s,
               2042                                                   1,051,446
     9,059,745 Ser. 03-W3, Class 2IO2, IO, 2.16s,
               2042                                                     219,111
    18,700,987 Ser. 03-W10, Class 3, IO, 2.09s,
               2043                                                   1,154,202
    74,920,921 Ser. 03-W10, Class 1, IO, 2.08s,
               2043                                                   4,495,255
    42,482,970 Ser. 03-W6, Class 21, IO, 1.78s,
               2042                                                     624,564
     4,259,654 Ser. 03-W10, Class 1A1, 1.701s, 2032                   4,252,998
    80,535,743 Ser. 03-W8, Class 12, IO, 1.65s,
               2042                                                   4,084,895
    119,854,258Ser. 03-T2, Class 2, IO, 1 1/2s,
               2042                                                   3,630,462
    61,986,338 Ser. 03-W8, Class 11, IO, 1.19s,
               2042                                                     852,903
    35,152,856 Ser. 03-49, Class SV, IO, 1s, 2033                     1,136,975
    32,611,586 Ser. 03-W6, Class 51, IO, 0.67s,
               2042                                                     618,663
     9,773,873 Ser. 03-W3, Class 2IO1, IO, 0.67s,
               2042                                                     206,390
    77,334,270 Ser. 01-T12, Class IO, 0.57s, 2041                     1,377,517
    69,588,265 Ser. 03-W2, Class 1, IO, 0.47s, 2042                   1,029,456
    26,416,042 Ser. 02-T4, IO, 0.448s, 2041                             367,348
    87,671,437 Ser. 03-W3, Class 1, IO, 0.44s, 2042                   1,190,616
    63,884,820 Ser. 02-T1, IO, 0.42s, 2031                              858,452
    45,575,451 Ser. 03-W4, Class 3A, IO, 0.38s,
               2042                                                     662,268
    48,281,056 Ser. 03-W6, Class 3, IO, 0.37s, 2042                     527,900
    49,760,630 Ser. 03-W6, Class 23, IO, 0.35s,
               2042                                                     522,539
    12,546,863 Ser. 01-79, Class BI, IO, 0.342s,
               2045                                                     124,214
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
     1,729,944 Ser. T-58, Class 4A, 7 1/2s, 2043                      1,893,273
     1,275,983 Ser. T-42, Class A5, 7 1/2s, 2042                      1,396,453
     1,676,468 Ser. 212, IO, 6s, 2031                                   271,640
    30,756,117 Ser. T-56, Class A, IO, 1.95s, 2043                      879,433
    38,710,226 Ser. T-56, Class 3, IO, 0.38s, 2043                      502,023
    42,758,434 Ser. T-56, Class 1, IO, 0.28s, 2043                      374,136
    44,267,752 Ser. T-56, Class 2, IO, 0.06s, 2043                      138,337
    15,802,000 FFCA Secured Lending Corp. 144A Ser.
               00-1, Class A2, 7.77s, 2027                           17,761,722
     1,930,000 First Chicago Lennar Trust 144A Ser.
               97-CHL1, Class D, 7.961s, 2039                         2,020,771
     6,670,000 First Union-Lehman Brothers
               Commercial Mortgage Trust II  Ser.
               97-C1, Class A3, 7.38s, 2029                           7,371,391
               Freddie Mac
     8,442,902 Ser. 2437, Class SB, IO, 6.9s, 2032                      865,397
       247,751 Ser. 2422, Class IB, IO, 6 1/2s,
               2028                                                       1,316
     6,651,533 Ser. 2469, Class SH, IO, 6.4s, 2032                      615,267
     7,242,381 Ser. 2581, Class IE, IO, 5 1/2s,
               2025                                                   1,213,099
       573,325 Ser. 2626, Class JS, IO, 5 1/2s,
               2023                                                      51,241
     6,981,900 Ser. 2553, Class IJ, IO, 5 1/2s,
               2020                                                     440,732
     1,020,751 G-Force FRB Ser. 01-1A, Class A,
               1.7s, 2033 (Cayman Islands)                            1,020,706
               G-Force CDO, Ltd. 144A
       715,000 Ser. 02-1A, Class E, 8 1/4s, 2037                        727,513
       315,000 Ser. 02-1A, Class D, 7.61s, 2037                         336,755
     4,463,816 General Growth Properties-Mall
               Properties Trust FRB Ser.
               01-C1A, Class D3, 3.35s, 2014                          4,469,396
     9,408,000 GMAC Commercial Mortgage Securities,
               Inc. Ser. 97-C2, Class A2,  6.55s,
               2029                                                   9,603,936
       408,231 Government National Mortgage
               Association Ser. 98-2, Class
               EA, Principal Only (PO), zero %,
               2028                                                     358,159
               Granite Mortgages PLC
     2,970,000 FRN Ser. 01-1, Class 1C, 2.52s, 2041
               (United Kingdom)                                       2,983,922
     1,619,000 FRB Ser. 04-1, Class 1C, 2.008s,
               2044                                                   1,619,000
       565,000 GS Mortgage Securities Corp. II 144A
               FRB Ser. 03-FL6A, Class L,  4.35s,
               2015                                                     565,177
    13,365,000 Holmes Financing PLC FRB Ser. 1,
               Class 2C, 2.27s, 2040 (United
               Kingdom)                                              13,314,213
        60,644 Housing Securities Inc. Ser. 94-1,
               Class AB1, 6 1/2s, 2009                                   59,781
    13,094,564 JP Morgan Commercial Mortgage
               Finance Corp. Ser. 00-C9, Class
               A1, 7.59s, 2032                                       13,994,160
     1,688,286 Lehman Brothers Floating Rate
               Commercial Mortgage Trust 144A
               FRB Ser. 03-C4, Class A, 1.71s, 2015                   1,688,286
     7,557,870 Merit Securities Corp. FRB Ser.
               11PA, Class 3A1, 1.761s, 2027                          7,215,995
               Merrill Lynch Mortgage Investors, Inc.
       248,250 Ser. 96-C2, Class A3, 6.96s, 2028                        269,662
       214,320 Ser. 98-C2, Class A1, 6.22s, 2030                        218,070
     1,470,151 Morgan Stanley Dean Witter Capital I
               Ser. 00-LIF2, Class A1,  6.96s, 2008                   1,622,831
               Morgan Stanley Dean Witter Capital I
               144A
       645,206 FRB Ser. 01-XLF, Class D, 2.64s,
               2013                                                     645,615
       719,091 FRB Ser. 01-XLF, Class E, 2.59s,
               2013                                                     719,230
     4,432,000 Nomura Asset Securities Corp. Ser.
               96-MD5, Class A1B, 7.12s, 2039                         4,789,343
               Ryland Mortgage Securities Corp.
       388,417 Ser. 94-7C, Class B1, 7.359s, 2025                       388,417
       479,628 Ser. 94-7C, Class B1, 7.359s, 2025                       490,092
    20,765,000 Salomon Brothers Mortgage Securities
               VII 144A Ser. 03-CDCA, Class X3CD,
               IO, 1.32s, 2015                                          526,497
     1,767,000 Starwood Asset Receivables Trust FRN
               Ser. 02-1A, Class F, 2. 435s, 2020                     1,771,418
               Starwood Asset Receivables Trust
               144A
       650,000 FRB Ser. 03-1A, Class F, 2.2s, 2022                      651,625
       825,000 FRB Ser. 03-1A, Class E, 2.15s, 2022                     827,063
               Structured Asset Securities Corp.
               144A
     2,800,000 FRB Ser. 03-NP2, Class A2, 1.65s,
               2032                                                   2,796,063
     3,020,805 FRN Ser. 03-NP3, Class A1, 1.60s,
               2033                                                   3,020,805
     1,120,774 TIAA Commercial Real Estate
               Securitization Ser. 01-C1A, Class
               A1, 5.77s, 2016 (Cayman Islands)                       1,179,440
     9,115,339 TIAA Real Estate CDO, Ltd. 144A Ser.
               99-1, Class A, 7.17s, 2032 (Cayman
               Islands)                                               9,903,162
       718,000 Trizechahn Office Properties Trust
               144A Ser. 01-TZHA, Class D3, 6.943s,
               2013                                                     770,869
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $299,645,796)                     $300,360,360

Asset-backed securities (4.8%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $893,000 AABST 144A Ser. 04-1N, 5s, 2034                         $893,000
               Aames Mortgage Trust
    17,187,000 Ser. 03-1, Class A, IO, 6s, 2005                         996,202
     1,504,000 FRN Ser. 03-1, Class M6, 4.1s, 2033                    1,431,268
       845,629 ABSC NIMS Trust 144A Ser. 03-HE7,
               Class A, 7s, 2033                                        830,831
     6,157,000 Ace Securities Corp. Ser. 03-FM1,
               Class A, IO, 5 1/2s, 2005                                421,139
     3,338,801 Advanta Mortgage Loan Trust Ser.
               00-1, Class A4, 8.61s, 2028                            3,521,392
     7,496,628 AFC Home Equity Loan Trust Ser.
               99-2, Class 1A, 1.51s, 2029                            7,496,628
               Ameriquest Mortgage Securities, Inc.
     8,194,000 Ser. 03-12, Class S, IO, 5s, 2006                        547,974
    13,296,000 Ser. 03-6, Class S, IO, 5s, 2005                         674,149
     9,090,000 Ser. 03-8, Class S, IO, 5s, 2006                         580,851
       391,000 FRB Ser. 02-4, Class M4, 4.85s, 2033                     364,737
     1,575,000 FRB Ser. 03-10, Class MV6, 4.85s,
               2033                                                   1,307,250
       560,000 FRB Ser. 03-AR3, Class M5, 4.85s,
               2033                                                     587,037
       496,000 FRB Ser. 03-1, Class M4, 4.18s, 2033                     439,067
               Amortizing Residential Collateral
               Trust
    11,830,727 Ser. 01-BC6, Class A, IO, 6s, 2004                       341,492
    18,147,273 Ser. 02-BC1, Class A, IO, 6s, 2005                       343,400
    21,121,545 Ser. 02-BC10, Class A, IO, 6s, 2004                      684,080
    28,595,454 Ser. 02-BC3, Class A, IO, 6s, 2005                       963,906
       457,752 Ser. 02-BC3N, Class B2, 7s, 2032                         453,417
    17,384,727 Ser. 02-BC5, Class A, IO, 6s, 2004                       502,763
    24,897,727 Ser. 02-BC6, Class A, IO, 6s, 2004                       525,740
    27,681,818 Ser. 02-BC7, Class AIO, IO, 6s, 2004                     721,147
    19,114,454 Ser. 02-BC9, Class A, IO, 6s, 2004                       685,925
     1,465,000 FRN Ser. 02-BC1, Class M2, 2.2s,
               2032                                                   1,455,672
       683,000 FRN Ser. 02-BC5, Class B, 3.35s,
               2032                                                     666,992
     1,342,000 FRN Ser. 02-BC7, Class B3, 3.1s,
               2032                                                   1,212,623
               AQ Finance NIM Trust 144A
     1,155,158 Ser. 03-N7A, Class NOTE, 9.07s, 2033                   1,160,212
       546,952 Ser. 03-N9A, Class NOTE, 7.385s,
               2033                                                     546,952
               Arc Net Interest Margin Trust
       483,214 Ser. 02-2, Class A, 7 3/4s, 2032                         482,409
       113,487 Ser. 02-5A, Class A, 7 3/4s, 2032                        112,757
       305,575 Arc Net Interest Margin Trust 144A
               Ser. 02-1A, Class A, 7 3/4s, 2032                        305,522
     1,283,000 Arcap REIT, Inc. 144A Ser. 03-1A,
               Class E, 6.33s, 2038                                   1,331,714
       466,000 Argent NIM Trust Ser. 03-N8, Class
               A, 5.56s, 2034                                           465,953
       836,812 Argent NIM Trust 144A Ser. 03-N6,
               Class A, 6.4s, 2034                                      832,628
               Argent Securities, Inc.
    35,919,075 Ser. 03-W2, Class A, IO, 1.56s, 2004                     218,029
       720,000 FRB Ser. 03-W6, Class M3, 4.6s, 2034                     577,575
               Asset Backed Funding Certificates
        24,361 Ser. 02-NC1, Class N1, 8.84s, 2032                        24,369
     1,457,000 FRB Ser. 02-OPT1, Class M3, 2 1/2s,
               2032                                                   1,457,000
        18,931 Asset Backed Funding Corp. NIM Trust
               Ser. 02-WF1, Class NOTE,  9.32s,
               2032                                                      18,931
               Asset Backed Funding Corp. NIM Trust
               144A
       796,173 Ser. 03-OPT1, Class NOTE, 6.9s, 2033                     796,173
     1,102,362 Ser. 03-WF1, Class N1, 8.35s, 2032                     1,102,362
               Asset Backed Securities Corp. Home
               Equity Loan Trust
    41,213,000 Ser. 02-HE1, Class A, IO, 3.6s, 2032                     600,269
    12,549,485 Ser. 03-HE5, Class A, IO, 4s, 2033                       604,879
     1,273,000 FRB Ser. 03-HE1, Class M4, 5.6s,
               2033                                                   1,295,313
     1,032,000 FRB Ser. 04-HE1, Class A3, 1.55s,
               2034                                                   1,031,999
     1,353,000 FRB Ser. 02-HE2, Class M2, 2.23s,
               2032                                                   1,336,142
       931,000 FRB Ser. 03-HE3, Class M5, 5.1s,
               2033                                                     936,632
     1,102,629 Aviation Capital Group Trust 144A
               FRB Ser. 03-2A, Class G1,  1.8s,
               2033                                                   1,102,629
     7,219,000 Bank One Issuance Trust FRN Ser.
               02-C1, Class C1, 2.06s, 2009                           7,175,855
               Bayview Financial Acquisition Trust
     2,947,485 Ser. 02-CA, Class A, IO, 5.7s, 2004                       87,043
    16,146,090 Ser. 03-DA, IO, 4s, 2006                                 832,533
    15,992,000 Ser. 03-E, Class A, IO, 4s, 2006                         812,394
    68,726,019 Ser. 03-X, Class A, IO, 1.36s, 2006                    1,073,844
     4,813,000 FRB Ser. 03-G, Class A1, 1.7s, 2039                    4,813,000
     2,504,276 FRN Ser. 01-DA, Class M3, 2 1/2s,
               2031                                                   2,512,101
     5,724,115 FRN Ser. 03-F, Class A, 1.60s, 2043                    5,726,799
     8,477,891 Bayview Financial Acquisition Trust
               144A Ser. 03-CA,  Class A, IO, 4s,
               2005                                                     399,314
   200,352,000 Bayview Financial Asset Trust Ser.
               03-Z, Class A, IO, 5 1/2s, 2005                        1,270,973
               Bayview Financial Asset Trust 144A
     2,471,324 FRB Ser. 03-SSRA, Class A, 1.8s,
               2038                                                   2,469,841
     2,930,093 FRB Ser. 03-SSRA, Class M, 2.45s,
               2038                                                   2,928,335
               Bear Stearns Asset Backed Securities, Inc.
    11,341,000 Ser. 03-AC1, Class A, IO, 5s, 2005                       703,496
    11,241,000 Ser. 03-AC4, Class A, IO, 5s, 2006                       918,600
     2,229,000 FRB Ser. 03-3, Class A2, 1.69s, 2043                   2,229,000
     2,446,357 FRN Ser. 03-1, Class A1, 1.6s, 2042                    2,446,357
     2,715,000 Capital One Master Trust 144A FRN
               Ser. 01-5, Class C, 2 1/4s, 2009                       2,715,000
               Capital One Multi-Asset Execution
               Trust
     1,300,000 Ser. 04-C1, Class C1, 3.4s, 2009                       1,293,500
       570,000 FRB Ser. 02-C1, Class C1, 3.85s,
               2010                                                     601,083
     2,153,000 FRN Ser. 03-C1, Class C1, 3.65s,
               2011                                                   2,272,761
     3,105,000 CDO Repackaging Trust Series 144A
               FRB Ser. 03-2, Class A,  5.29s, 2008                   3,182,625
               Chase Credit Card Master Trust
     4,510,000 FRB Ser. 02-2, Class C, 2s, 2007                       4,531,603
     1,550,000 FRN Ser. 01-1, Class C, 1.824s, 2007                   1,552,422
               Chase Funding Net Interest Margin
               144A
       466,649 Ser. 03-3A, Class NOTE, 6 7/8s, 2036                     467,816
     1,532,945 Ser. 03-5A, Class NOTE, 5 3/4s, 2034                   1,532,026
       173,794 Ser. 03-6A, Class NOTE, 5s, 2035                         173,585
     1,253,163 Ser. 03-C1A, Class NOTE, 6 3/4s,
               2036                                                   1,255,544
     3,002,000 Citibank Credit Card Issuance Trust
               FRN Ser. 01-C1,  Class C1, 2.2s,
               2010                                                   3,043,747
               Conseco Finance Securitizations Corp.
    17,670,000 Ser. 00-4, Class A6, 8.31s, 2032                      14,391,688
     8,310,000 Ser. 01-04, Class A4, 7.36s, 2019                      7,743,050
     6,235,000 Ser. 01-3, Class A4, 6.91s, 2033                       5,653,419
     3,810,000 Ser. 01-4, Class B1, 9.4s, 2010                          381,000
    10,727,794 Ser. 02-1, Class A, 6.681s, 2032                      10,915,892
     4,582,000 Ser. 02-1, Class M2, 9.546s, 2032                      2,291,000
     9,932,031 Ser. 02-2, Class A, IO, 8 1/2s, 2010                   2,996,957
    26,921,696 Conseco Recreational Enthusiast
               Consumer Trust Ser. 01-A, Class
               AP, IO, 5s, 2025                                         813,494
     3,061,000 Consumer Credit Reference IDX
               Securities FRB Ser. 02-1A, Class
               A, 3.17s, 2007                                         3,112,241
       517,000 Countrywide Asset Backed
               Certificates FRB Ser. 03-BC4, Class
               B,  4.6s, 2032                                           516,354
       641,708 Countrywide Asset Backed
               Certificates 144A Ser. 03-5NF, Class
               NF, 6 3/4s, 2034                                         642,991
       516,000 Countrywide Asset-Backed
               Certificates FRB Ser. 03-4, Class B,
                4.6s, 2032                                              508,260
       814,679 Credit-Based Asset Servicing and
               Securitization 144A Ser.
               03-CB2N, Class NOTE, 8.35s, 2033                         815,442
     1,617,000 Crest, Ltd. 144A Ser. 03-2A, Class
               D2, 6.723s, 2038                                       1,617,000
               First Franklin Mortgage Loan Asset
               Backed Certificates
     6,772,630 Ser. 02-FF3, Class A, IO, 6s, 2004                       129,027
    31,428,000 Ser. 03-FF3, Class A, IO, 6s, 2005                     1,318,340
    12,457,636 Ser. 03-FFB, Class A, IO, 6s, 2005                       763,819
       567,880 First Franklin NIM Trust 144A Ser.
               03-FF3A, Class A, 6 3/4s, 2033                           565,675
       458,445 First Plus 144A Ser. 98-A, Class A,
               8 1/2s, 2023                                             343,833
     2,034,509 First Plus Home Loan Trust Ser.
               97-3, Class B1, 7.79s, 2023                            2,033,402
       616,000 Fort Point CDO, Ltd. FRN Ser. 03-2A,
               Class A2, 2.215s, 2038                                   616,000
     2,000,000 Foxe Basin, Ltd. FRB Ser. 2003-1A,
               Class A1, 1.724s, 2015                                 2,000,000
       939,000 G-Force CDO, Ltd. 144A Ser. 03-1A,
               Class E, 6.58s, 2038                                     947,216
       308,000 G-Star, Ltd. 144A FRN Ser. 02-2A,
               Class BFL, 3.1s, 2037                                    306,031
       470,000 Goldentree Loan Opportunities II,
               Ltd. 144A FRN Ser. 2A, Class
               4, 4.37s, 2015 (Cayman Islands)                          470,000
               Green Tree Financial Corp.
       496,331 Ser. 99-3, Class A5, 6.16s, 2031                         503,155
    16,750,000 Ser. 99-5, Class A5, 7.86s, 2030                      14,415,245
       848,000 GSAMP Trust FRB Ser. 03-HE1, Class
               B2, 5.1s, 2033                                           760,259
       760,348 GSAMP Trust 144A Ser. 03-HE1N, Class
               NOTE, 7 1/4s, 2033                                       760,500
               Home Equity Asset Trust
       324,632 Ser. 02-1N, Class A, 8s, 2032                            323,009
     1,160,000 FRB Ser. 03-4, Class B3, 5.60s, 2033                   1,190,612
     1,515,000 FRN Ser. 02-1, Class M2, 2 1/2s,
               2032                                                   1,500,253
               Home Equity Asset Trust 144A
       760,552 Ser. 03-4N, Class A, 8s, 2033                            752,946
     1,147,051 Ser. 03-5N, Class A, 7 1/2s, 2034                      1,135,581
    35,938,014 Lehman Manufactured Housing Ser.
               98-1, Class 1, IO, 0.81s, 2028                           868,625
     5,220,000 LNR CDO, Ltd. FRB Ser. 02-1A, Class
               FFL, 3.85s, 2037  (Cayman Islands)                     4,955,868
     2,585,000 LNR CDO, Ltd. 144A FRB Ser. 03-1A,
               Class EFL, 4.1s, 2036 (Cayman
               Islands)                                               2,588,878
       872,551 Long Beach Asset Holdings Corp. NIM
               Trust 144A Ser. 03-4, Class
               N1, 6.535s, 2033                                         872,278
               Long Beach Mortgage Loan Trust
       848,000 FRB Ser. 03-3, Class M4, 4.60s, 2033                     699,600
     1,162,000 FRB Ser. 03-4, Class M6, 5.1s, 2033                      990,242
               Madison Avenue Manufactured Housing
               Contract
   237,103,022 Ser. 02-A, 0.3s, 2032                                  2,704,456
     4,059,503 FRB Ser. 02-A, Class B1, 4.35s, 2032                   2,638,677
     2,877,301 Marriott Vacation Club Owner Trust
               144A FRB Ser. 02-1A, Class A1, 1.8s,
               2010                                                   2,876,940
       456,000 Master Asset Backed Securities Trust
               FRB Ser. 03-NC1, Class M6,  5.1s,
               2033                                                     456,000
               MBNA Credit Card Master Note Trust
     1,720,000 Ser. 02-C5, Class C5, 4.05s, 2008                      1,757,840
     3,412,000 FRB Ser. 01-C1, Class C1, 2.15s,
               2008                                                   3,435,202
     1,299,000 MBNA Master Credit Card Trust 144A
               FRN Ser. 99-C, Class C,  1.9s, 2006                    1,299,779
       499,144 Merrill Lynch Mortgage Investors,
               Inc. Ser. 03-WM3N, Class N1,  8s,
               2005                                                     494,453
     1,017,609 Merrill Lynch Mortgage Investors,
               Inc. 144A Ser. 03-OP1N, Class
               N1, 7 1/4s, 2034                                       1,015,079
               Mid-State Trust
     1,048,273 Ser. 10, Class B, 7.54s, 2036                            754,757
       565,763 Ser. 11, Class B, 8.221s, 2038                           538,006
     3,209,000 MNIMS 144A 4.458s, 2034                                3,209,000
     1,039,000 Morgan Stanley Capital I FRB Ser.
               03-HE1, Class B3, 4.85s, 2033                            951,724
               Morgan Stanley Dean Witter Capital I
     1,470,000 FRN Ser. 01-NC3, Class B1, 3.55s,
               2031                                                   1,415,853
     1,194,000 FRN Ser. 01-NC4, Class B1, 3.6s,
               2032                                                   1,146,164
     1,965,000 FRN Ser. 02-AM2, Class B1, 3.35s,
               2032                                                   1,833,092
     1,207,000 FRN Ser. 02-HE1, Class B1, 2.9s,
               2032                                                   1,194,458
     1,168,000 Navigator CDO, Ltd. 144A FRB Ser.
               03-1A, Class A1, 1.69s, 2015                           1,168,000
     1,284,655 NC Finance Trust 144A Ser. 03-2,
               Class NOTE, 9s, 2033                                   1,297,903
               New Century Home Equity Loan Trust
     1,734,000 Ser. 03-5, Class AI7, 5.15s, 2033                      1,744,567
     1,455,000 FRN Ser. 03-2, Class M4, 4.7s, 2033                    1,273,125
               New Century Mortgage Corp. NIM Trust
               144A
       935,888 Ser. 03-5, Class NOTE, 8s, 2033                          944,954
       757,269 Ser. 03-B, Class NOTE, 6 1/2s, 2033                      759,162
       624,000 Newcastle CDO, Ltd. 144A FRB Ser.
               3A, Class 4FL, 4.341s, 2038                              620,880
       153,429 NNIMS 144A Ser. 03-N1, 7.385s, 2033                      153,429
               Option One Mortgage Loan Trust
       606,000 FRB Ser. 03-5, Class M6, 4.6s, 2033                      558,348
     1,538,000 FRB Ser. 03-6, Class M6, 4.6s, 2033                    1,384,200
       676,000 FRN Ser. 02-6, Class M4, 4.1s, 2032                      659,100
               Option One Mortgage Securities Corp.
               144A
        31,313 Ser. 02-1, Class CTFS, 6 3/4s, 2032                       31,181
       805,723 Ser. 03-5, Class NOTE, 6.9s, 2033                        805,723
       100,071 Option One Mortgage Securities Corp.
               NIM Trust 144A Ser. 2003-2B, Class
               N1, 7.63s, 2033 (Cayman Islands)                         100,697
               Pass-Through Amortizing Credit Card
               Trust
     1,137,486 Ser. 02-1A, Class A3FL, 4.1s, 2012                     1,141,817
     1,911,056 Ser. 02-1A, Class A4FL, 6.6s, 2012                     1,918,220
    62,122,000 Renaissance Home Equity Loan Trust
               Ser. 03-4, Class S, IO, 3s, 2006                       1,164,788
     7,361,129 Residential Asset Securities Corp.
               Ser. 02-KS6, Class AIO, IO,  4 1/2s,
               2005                                                     233,628
               Residential Funding Mortgage
               Securities II
    24,897,672 Ser. 03-HS1, Class AI, IO, 5 1/2s,
               2033                                                   1,287,210
     7,581,333 Ser. 03-HS2, Class AI, IO, 5 1/2s,
               2005                                                     415,789
     8,754,000 Ser. 03-HS3, Class AI, IO, 5s, 2006                      471,841
     6,449,000 Restructured Asset Securities 144A
               FRN Ser. 03-3A, Class A1,  1.776s,
               2022                                                   6,376,449
     1,190,233 SAIL Net Interest Margin Notes Ser.
               03-4, Class A, 7 1/2s, 2033 (Cayman
               Islands)                                               1,188,924
               SAIL Net Interest Margin Notes 144A
       954,431 Ser. 03-BC2A, Class A, 7 3/4s, 2033                      951,657
       455,069 Ser. 03-12A, Class A, 7.35s, 2033                        454,931
       647,032 Ser. 03-6A, Class A, 7s, 2033                            642,222
       332,536 Ser. 03-7A, Class A, 7s, 2033                            330,069
       694,005 Ser. 03-8A, Class A, 7s, 2033                            690,512
       194,891 Ser. 03-9A, Class A, 7s, 2033                            193,878
       606,615 Ser. 03-13A, Class A, 6 3/4s, 2033                       605,837
               Sasco Arc Net Interest Margin Notes
               144A
       405,400 Ser. 03-3, Class A, 7 3/4s, 2033                         403,365
       148,734 Ser. 03-5, Class A, 7.35s, 2033
               (Cayman Islands)                                         148,690
       261,975 Ser. 03-AM1, Class A, 7 3/4s, 2033                       260,698
       750,275 Saxon Net Interest Margin Trust 144A
               Ser. 03-A, Class A, 6.656s, 2033                         754,027
       769,797 SHARP Ser. 03-NC1N, Class N, 7 1/4s,
               2033                                                     770,513
               SHARP 144A
       644,000 Ser. 03-HE1N, 6.9s, 2033                                 643,936
       391,015 Ser. 03-TC1N, 7 3/4s, 2033                               391,015
       470,000 South Coast Funding FRB Ser. 3A,
               Class A2, 2.37s, 2038                                    470,000
               Structured Asset Investment Loan
               Trust
    22,498,000 Ser. 03-BC10, Class A, IO, 6s, 2005                      978,030
    63,685,000 Ser. 03-BC11, Class A, IO, 6s, 2005                    3,466,568
    12,553,000 Ser. 03-BC12, Class A, IO, 6s, 2005                      659,439
    38,184,000 Ser. 03-BC13, Class A, IO, 6s, 2005                    2,005,899
       105,510 Ser. 03-BC1A, Class A, 7 3/4s, 2033                      104,997
    45,129,361 Ser. 03-BC2, Class A, IO, 6s, 2005                     2,036,423
    26,693,968 Ser. 03-BC3, Class A, IO, 6s, 2004                       901,908
    12,082,904 Ser. 03-BC4, Class A, IO, 6s, 2004                       388,397
    22,050,014 Ser. 03-BC5, Class A, IO, 6s, 2004                       708,781
    48,537,000 Ser. 03-BC6, Class A, IO, 6s, 2005                     2,352,204
    10,521,000 Ser. 03-BC8, Class A, IO, 6s, 2005                       610,070
    12,788,000 Ser. 03-BC9, Class A, IO, 6s, 2005                       618,721
    46,153,000 Ser. 04-1, Class A, IO, 6s, 2005                       3,195,449
     1,208,000 FRB Ser. 03-BC4, Class B, 4.6s, 2033                   1,215,550
       669,000 FRB Ser. 03-BC9, Class B, 4.1s, 2033                     669,000
       870,000 FRN Ser. 03-BC5, Class B, 4.6s, 2033                     878,462
       662,000 FRN Ser. 03-BC8, Class B, 4.1s, 2033                     662,000
               Structured Asset Securities Corp.
    15,315,364 Ser. 02-BC1, Class A, IO, 6s, 2004                       549,594
     8,960,155 Ser. 98-RF3, Class A, IO, 6.1s, 2028                   1,519,463
     1,343,000 FRN Ser. 02-HF2, Class M3, 3.1s,
               2032                                                   1,242,275
     1,698,000 TIAA Commercial Real Estate
               Securitization 144A Ser. 03-1A,
                Class E, 8s, 2038                                     1,549,956
       538,000 Whole Auto Loan Trust Ser. 03-1,
               Class C, 3.13s, 2010                                     535,898
     3,342,000 Whole Auto Loan Trust 144A Ser.
               03-1, Class D, 6s, 2010                                3,329,468
                                                                 --------------
               Total Asset-backed securities
               (cost $308,555,627)                                 $289,530,827

Convertible preferred stocks (0.7%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
       113,416 Ford Motor Company Capital Trust II
               $3.25 cum. cv. pfd.                                   $6,110,287
        50,309 Hartford Financial Services Group,
               Inc. (The) $3.50 cv. pfd.                              3,182,044
       113,181 Hartford Financial Services Group,
               Inc. (The) zero % cv. pfd.                             7,017,222
       204,000 Xerox Corp. 6.25% cv. pfd.                            27,744,000
                                                                 --------------
               Total Convertible preferred stocks
               (cost $34,346,519)                                   $44,053,553

Convertible bonds and notes (0.4%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $254,300 CenterPoint Energy, Inc. cv. sub
               notes FRN 2s, 2029                                    $8,423,688
     5,062,000 Rite Aid Corp. cv. notes 4 3/4s,
               2006                                                   5,909,885
     9,650,000 Service Corp. International cv. sub.
               notes 6 3/4s, 2008                                    10,783,875
                                                                 --------------
               Total Convertible bonds and notes
               (cost $20,822,399)                                   $25,117,448

Municipal bonds and notes (0.1%) (a)
Principal amount                                     Rating (RAT)         Value
-------------------------------------------------------------------------------
    $2,765,000 IL State G.O. Bonds (Taxable
               Pension), 5.1s, 6/1/33                Aa3             $2,595,727
     1,120,000 NJ State Tpk. Auth. Rev. Bonds,
               Ser. B, AMBAC, 4.252s, 1/1/16         Aaa              1,074,595
     1,320,000 OR State G.O. Bonds (Taxable
               Pension), 5.892s, 6/1/27              Aa3              1,388,878
                                                                 --------------
               Total Municipal bonds and notes
               (cost $5,205,000)                                     $5,059,200
                                                     Expiration
Purchased options outstanding (--%) (a)              date/
Contract amount                                      strike price         Value
-------------------------------------------------------------------------------
       165,516 BellSouth Corp. (Call)                Apr-04/$29.35     $181,174
       362,436 SBC Communications, Inc. (Call)       Apr-04/$26.74      232,974
       134,974 Verizon Communications, Inc. (Call)   Apr-04/$36.17      237,473
                                                                 --------------
               Total Purchased options outstanding
               (cost $504,946)                                         $651,621

Preferred stocks (--%) (a) (cost $--)
Number of shares                                                          Value
-------------------------------------------------------------------------------
             6 PTV, Inc. Ser.A, $5.00 cum. pfd.                             $21

Short-term investments (14.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $48,009,389 Short-term investments held as
               collateral for loaned  securities
               with yields ranging from 1.00% to
               1.05% and  a due date of February 2,
               2004 (d)                                             $48,006,611
   850,058,108 Short-term investments held in
               Putnam commingled  cash account with
               yields ranging from 0.85% to 1.13%
               and due dates ranging from February
               2, 2004 to  March 30, 2004 (d)                       850,058,108
                                                                 --------------
               Total Short-term investments
               (cost $898,064,719)                                 $898,064,719
-------------------------------------------------------------------------------
               Total Investments
               (cost $6,460,475,803)                             $7,316,765,398
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,028,800,181.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2004. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2004.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      AMBAC represents AMBAC Indemnity Corporation.

      G.O. Bonds represent General Obligation Bonds.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at January 31, 2004.


Forward currency contracts to buy at January 31, 2004 (Unaudited)
(aggregate face value $2,456,291)
                                                        Aggregate          Delivery        Unrealized
                                          Value        face value              date      appreciation
------------------------------------------------------------------------------------------------------
Euro                                 $2,541,435        $2,456,291           3/17/04           $85,144
------------------------------------------------------------------------------------------------------

Futures contracts outstanding at January 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                                           Unrealized
                                                        Aggregate        Expiration     appreciation/
                                          Value        face value              date    (depreciation)
------------------------------------------------------------------------------------------------------
Euro 90 day (Short)                  $2,893,350        $2,903,296            Dec-05            $9,946
Euro 90 day (Short)                   2,902,650         2,909,987            Sep-05             7,337
Euro 90 day (Short)                   2,913,450         2,920,274            Jun-05             6,824
Euro 90 day (Short)                   2,925,750         2,932,274            Mar-05             6,524
Euro 90 day (Short)                   2,938,500         2,944,212            Dec-04             5,712
Euro 90 day (Short)                   2,950,500         2,954,724            Sep-04             4,224
Euro 90 day (Short)                   2,959,200         2,961,812            Jun-04             2,612
Euro 90 day (Short)                   2,964,600         2,965,049            Mar-04               449
Interest Rate Swap
10 yr (Long)                          1,000,125         1,009,445            Mar-04            (9,320)
S&P 500 Index (Short)                72,313,600        67,752,512            Mar-04        (4,561,088)
U. S. Long Treasury Bond
20 yr (Long)                        106,555,969       104,672,306            Mar-04         1,883,663
U. S. Treasury Note
10 yr (Long)                        628,103,438       624,488,275            Mar-04         3,615,163
U. S. Treasury Note
5 yr (Long)                          62,454,438        61,817,548            Mar-04           636,890
U. S. Treasury Note
5 yr (Short)                        202,639,938       200,229,083            Mar-04        (2,410,855)
------------------------------------------------------------------------------------------------------
                                                                                            $(801,919)
------------------------------------------------------------------------------------------------------

TBA sale commitments at January 31, 2004 (Unaudited)
(proceeds receivable $441,748,975)
                                                        Principal        Settlement
Agency                                                     amount              date             Value
------------------------------------------------------------------------------------------------------
FNMA, 7s, February 1, 2034                             $1,457,000           2/12/04        $1,545,331
FNMA, 6.5s, February 1, 2034                           37,574,000           2/12/04        39,417,456
FNMA, 5.5s, February 1, 2034                          246,691,000           2/12/04       251,008,092
FNMA, 5s, February 1, 2019                            107,583,000           2/18/04       109,936,378
FNMA, 4s, February 1, 2019                             40,612,000           2/18/04        39,850,525
------------------------------------------------------------------------------------------------------
                                                                                         $441,757,782
------------------------------------------------------------------------------------------------------

Total return swap contracts outstanding at January 31, 2004 (Unaudited)
                                                         Notional       Termination        Unrealized
                                                           amount              date      appreciation
------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Special
Financing, Inc. dated August 28 2003 to
receive/(pay) monthly the notional amount
multiplied by the return of the Lehman Brothers
CMBS Investment Grade Index and pay
monthly the notional amount multiplied by
the USD-LIBOR-BBA adjusted by a
specified spread.                                      $7,643,736            3/1/04           $54,671
------------------------------------------------------------------------------------------------------
Interest rate swap contracts outstanding at January 31, 2004 (Unaudited)

                                                                                           Unrealized
                                                         Notional       Termination     appreciation/
                                                           amount              date    (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated
December 2, 2003 to receive semi-annually
the notional amount multiplied by 2.444% and
pay quarterly the notional amount multiplied
by the three month USD-LIBOR.                         $12,822,000           12/5/05          $115,857

Agreement with Bank of America, N.A. dated
December 12, 2003 to pay semi-annually the
notional amount multiplied by 2.1125% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                3,280,000          12/16/05            (6,119)

Agreement with Bank of America, N.A. dated
January 14, 2004 to pay semi-annually the
notional amount multiplied by 4.35625% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.              158,677,000           1/16/14         1,980,714

Agreement with Bank of America, N.A. dated
January 26, 2004 to pay semi-annually the
notional amount multiplied by 3.505% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.              151,627,000           1/28/09           265,705

Agreement with Bank of America, N.A. dated
January 26, 2004 to receive semi-annually the
notional amount multiplied by 5.2125% and pay
quarterly the notional amount multiplied by
the three month USD-LIBOR.                             82,772,000           1/28/24           172,160

Agreement with Lehman Brothers Special
Financing, Inc. dated August 1, 2003 to receive
semi-annually the notional amount multiplied
by 3.93% and pay quarterly the notional
amount multiplied by the three month
USD-LIBOR.                                            116,700,000            8/5/08         4,534,184

Agreement with Lehman Brothers Special
Financing, Inc. dated December 5, 2003 to
receive semi-annually the notional amount
multiplied by 2.23762% and pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA.                                         54,516,000           12/9/05           254,160

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to
receive semi-annually the notional amount
multiplied by 4.641% and pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA.                                          3,658,000          12/15/13            55,806

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to
pay semi-annually the notional amount
multiplied by 2.235% and receive quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA.                                          2,559,000          12/15/05           (10,993)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to
pay semi-annually the notional amount
multiplied by 4.71% and receive quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA.                                         10,708,000          12/15/13          (222,280)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 12, 2003 to
pay semi-annually the notional amount
multiplied by 4.5792% and receive quarterly
the notional amount multiplied by the three
month USD-LIBOR-BBA.                                   10,192,000          12/16/13           (99,868)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.008% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         28,154,000           1/23/06            74,151

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.009% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         28,154,000           1/23/06            74,145

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.408% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                          9,307,000           1/23/14            81,906

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.419% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                          9,307,000           1/23/14            73,507

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 1.999% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         28,852,000           1/26/06            83,931

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 2.007% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         15,124,000           1/26/06            42,467

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.375% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                          9,540,000           1/26/14           113,326

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.379% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                          4,886,000           1/26/14            56,572
------------------------------------------------------------------------------------------------------
                                                                                           $7,639,331
------------------------------------------------------------------------------------------------------

Credit default contracts outstanding at January 31, 2004 (Unaudited)
(premiums paid $2,483,345)
                                                                           Notional
                                                                             amount             Value
------------------------------------------------------------------------------------------------------
Agreements with Goldman Sachs with effective dates ranging
from October 14, 2003 to November 4, 2003, maturing on
June 20, 2008, to pay a premiums ranging from 12.312% to
14.019% times the notional amount. For each credit default
event related to one of the issues within the Tracer HYDI BB 320,
6/20/2008 Bond Index, the fund receives a payment of the
proportional notional amount times the difference between
the par value and the then-market value of the defaulted issue.         $18,975,000        $1,897,690
------------------------------------------------------------------------------------------------------

Credit default contracts outstanding at January 31, 2004 (Unaudited)
(premiums received $149,693)

                                                                           Notional
                                                                             amount             Value
------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International effective June 26, 2003, maturing on September 20, 2008, to receive a premium equal to
11.088% times the notional amount. Upon a credit default event of
The Gap, Inc. 5.75% due 3/15/09 the fund makes a payment of the proportional notional amount times the difference between the par
value and the then-market value of The Gap, Inc. 5.75%, 2009.            $1,350,000           $64,949
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
January 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $45,999,195
of securities on loan (identified cost $6,460,475,803) (Note
1)                                                             $7,316,765,398
-------------------------------------------------------------------------------
Cash                                                               13,719,406
-------------------------------------------------------------------------------
Dividends, interest and other receivables                          26,439,643
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                              8,309,521
-------------------------------------------------------------------------------
Receivable for securities sold                                    506,793,320
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                85,144
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         8,033,262
-------------------------------------------------------------------------------
Credit default contracts outstanding, at value (Premiums
paid $2,483,345) (Note 1)                                           1,897,690
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                            2,789,547
-------------------------------------------------------------------------------
Receivable from Manager (Note 7)                                      169,037
-------------------------------------------------------------------------------
Total assets                                                    7,885,001,968

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                1,320,017,047
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                         33,905,986
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        7,327,435
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)          1,781,761
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                318,410
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            3,035
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                              2,018,742
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                              339,260
-------------------------------------------------------------------------------
Credit default contracts outstanding, at value (Premiums
received $149,693) (Note 1)                                            64,949
-------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable
$441,748,975) (Note 1)                                            441,757,782
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                 48,006,611
-------------------------------------------------------------------------------
Other accrued expenses                                                491,732
-------------------------------------------------------------------------------
Total liabilities                                               1,856,032,750
-------------------------------------------------------------------------------
Net assets                                                     $6,028,969,218

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 7)                             $5,756,130,897
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                       14,136,511
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (604,055,293)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                 862,757,103
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $6,028,969,218
-------------------------------------------------------------------------------

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,504,914,839 divided by 203,962,080 shares)                         $17.18
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $17.18)*                $18.13
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,229,969,200 divided by 72,324,137 shares)**                        $17.01
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($78,773,876 divided by 4,612,002 shares)**                            $17.08
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($229,874,302 divided by 13,507,226 shares)                            $17.02
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.02)*                $17.64
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($1,166 divided by 68 shares)                            $17.19
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($985,435,835 divided by 57,197,459 shares)              $17.23
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended January 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest                                                          $49,324,801
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $66,527)                          42,528,630
-------------------------------------------------------------------------------
Securities lending                                                     37,117
-------------------------------------------------------------------------------
Total investment income                                            91,890,548

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                   15,016,959
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      7,051,693
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             50,337
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       19,256
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               4,638,806
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               6,496,479
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 456,965
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 901,989
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       3
-------------------------------------------------------------------------------
Other                                                                 759,863
-------------------------------------------------------------------------------
Non-recurring costs (Note 6)                                           84,675
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 6)                                     (84,675)
-------------------------------------------------------------------------------
Total expenses                                                     35,392,350
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (797,121)
-------------------------------------------------------------------------------
Net expenses                                                       34,595,229
-------------------------------------------------------------------------------
Net investment income                                              57,295,319
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   80,797,675
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                          393,773
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                   (11,400,023)
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)            73,871
-------------------------------------------------------------------------------
Net realized loss on credit default contracts (Note 1)               (368,795)
-------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                  206,164
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                  177,090
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts, swap contracts, written options, credit default
contracts and TBA sale commitments during the period              486,926,375
-------------------------------------------------------------------------------
Net gain on investments                                           556,806,130
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $614,101,449
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                           Six months ended        Year ended
                                                 January 31           July 31
Increase (decrease) in net assets                      2004*             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $57,295,319     $137,222,025
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                     69,702,665     (314,771,145)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                       487,103,465      666,689,756
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       614,101,449      489,140,636
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
  From net investment income
   Class A                                       (40,028,157)    (107,895,962)
-------------------------------------------------------------------------------
   Class B                                        (9,218,179)     (29,270,787)
-------------------------------------------------------------------------------
   Class C                                          (670,850)      (1,730,918)
-------------------------------------------------------------------------------
   Class M                                        (2,039,505)      (6,195,401)
-------------------------------------------------------------------------------
   Class R                                               (10)             (11)
-------------------------------------------------------------------------------
   Class Y                                       (11,431,333)     (26,338,433)
-------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Notes 4, 5 and 7)                 (826,330,409)     919,964,935
-------------------------------------------------------------------------------
Total increase (decrease) in net assets         (275,616,994)   1,237,674,059

Net assets
-------------------------------------------------------------------------------
Beginning of period                            6,304,586,212    5,066,912,153
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $14,136,511 and
$20,229,226, respectively)                    $6,028,969,218   $6,304,586,212
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------
                              Six months
                                 ended
                               January 31
Per-share                     (Unaudited)                              Year ended July 31
operating performance             2004        2003            2002            2001        2000            1999
---------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period             $15.72      $15.02          $17.24          $15.77      $18.49          $18.82
---------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (a)          .16         .37             .45             .52         .55             .57
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments        1.48         .81           (2.17)           1.49       (1.44)            .90
---------------------------------------------------------------------------------------------------------------
Total from
investment operations             1.64        1.18           (1.72)           2.01        (.89)           1.47
---------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------
From net
investment income                 (.18)       (.48)           (.48)           (.53)       (.58)           (.55)
---------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      --          --            (.02)           (.01)      (1.25)          (1.25)
---------------------------------------------------------------------------------------------------------------
Total distributions               (.18)       (.48)           (.50)           (.54)      (1.83)          (1.80)
---------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $17.18      $15.72          $15.02          $17.24      $15.77          $18.49
---------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)           10.50*       8.06          (10.20)          12.86       (5.09)           8.33
---------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $3,504,915  $3,784,601      $2,990,984      $3,176,287  $3,030,281      $3,937,264
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)          .49*        .99             .96             .92         .93             .93
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets (%)                         .99*       2.50            2.75            3.11        3.32            3.10
---------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)           76.75*     121.38 (d)(e)   131.89 (d)      333.46      140.92          127.68
---------------------------------------------------------------------------------------------------------------


  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Balanced Fund and Putnam Balanced Retirement Fund (Note 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------
                               Six months
                                 ended
                               January 31
Per-share                     (Unaudited)                              Year ended July 31
operating performance             2004        2003            2002            2001       2000            1999
--------------------------------------------------------------------------------------------------------------
                                C>
Net asset value,
beginning of period             $15.56      $14.87          $17.07          $15.62     $18.33          $18.67
--------------------------------------------------------------------------------------------------------------
Investment operations:
--------------------------------------------------------------------------------------------------------------
Net investment income (a)          .10         .26             .33             .39        .42             .43
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments        1.46         .80           (2.15)           1.48      (1.43)            .90
--------------------------------------------------------------------------------------------------------------
Total from
investment operations             1.56        1.06           (1.82)           1.87      (1.01)           1.33
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                 (.11)       (.37)           (.36)           (.41)      (.45)           (.42)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      --          --            (.02)           (.01)     (1.25)          (1.25)
--------------------------------------------------------------------------------------------------------------
Total distributions               (.11)       (.37)           (.38)           (.42)     (1.70)          (1.67)
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $17.01      $15.56          $14.87          $17.07     $15.62          $18.33
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)           10.11*       7.25          (10.86)          12.02      (5.82)           7.55
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $1,229,969  $1,308,605      $1,068,667      $1,199,676 $1,175,947      $1,641,515
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)          .87*       1.74            1.71            1.67       1.68            1.68
--------------------------------------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets (%)                         .62*       1.75            2.00            2.36       2.57            2.35
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)           76.75*     121.38 (d)(e)   131.89 (d)      333.46     140.92          127.68
--------------------------------------------------------------------------------------------------------------


  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Balanced Fund and Putnam Balanced Retirement Fund (Note 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------
                                                                                                   For the
                             Six months                                                             period
                               ended                                                               July 26,
                             January 31                                                            1999+ to
Per-share                   (Unaudited)                          Year ended July 31                 July 31
operating performance           2004            2003            2002            2001     2000        1999
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $15.63          $14.94          $17.16          $15.71   $18.49      $18.76
----------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------
Net investment income
(loss) (a)                       .10             .26             .33             .39      .42          -- (f)
----------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                  1.47             .80           (2.16)           1.49    (1.44)       (.27)
----------------------------------------------------------------------------------------------------------
Total from
investment operations           1.57            1.06           (1.83)           1.88    (1.02)       (.27)
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net
investment income               (.12)           (.37)           (.37)           (.42)    (.51)         --
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                    --              --            (.02)           (.01)   (1.25)         --
----------------------------------------------------------------------------------------------------------
Total distributions             (.12)           (.37)           (.39)           (.43)   (1.76)         --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                 $17.08          $15.63          $14.94          $17.16   $15.71      $18.49
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)         10.08*           7.25          (10.88)          12.02    (5.82)      (1.44)*
----------------------------------------------------------------------------------------------------------

Ratios and supplemental
data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $78,774         $91,282         $53,186         $37,453  $20,642        $565
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)        .87*           1.74            1.71            1.67     1.68         .03*
----------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets (%)                   .62*           1.73            1.99            2.32     2.60        (.03)*
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)         76.75*         121.38 (d)(e)   131.89 (d)      333.46   140.92      127.68
----------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Balanced Fund and Putnam Balanced Retirement Fund (Note 5).

(f) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------
                         Six months
                            ended
                          January 31
Per-share                (Unaudited)                                 Year ended July 31
operating performance        2004            2003            2002            2001            2000      1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period        $15.57          $14.87          $17.08          $15.63      $18.33        $18.67
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment
income (a)                    .12             .30             .37             .43         .46           .47
------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments               1.47             .80           (2.16)           1.48       (1.42)          .90
------------------------------------------------------------------------------------------------------------
Total from
investment operations        1.59            1.10           (1.79)           1.91        (.96)         1.37
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income            (.14)           (.40)           (.40)           (.45)       (.49)         (.46)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                 --              --            (.02)           (.01)      (1.25)        (1.25)
------------------------------------------------------------------------------------------------------------
Total distributions          (.14)           (.40)           (.42)           (.46)      (1.74)        (1.71)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period              $17.02          $15.57          $14.87          $17.08      $15.63        $18.33
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)      10.26*           7.58          (10.69)          12.31       (5.52)         7.80
------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of
period (in thousands)    $229,874        $239,662        $222,176        $252,802    $223,246      $293,336
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net
assets (%)(c)                 .74*           1.49            1.46            1.42        1.43          1.43
------------------------------------------------------------------------------------------------------------
Ratio of net
investment income to
average net assets (%)        .74*           2.02            2.25            2.60        2.82          2.61
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)      76.75*         121.38 (d)(e)   131.89 (d)      333.46      140.92        127.68
------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Balanced Fund and Putnam Balanced Retirement Fund (Note 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------------------
                                                                             For the
                                                          Six months         period
                                                             ended         January 21,
                                                          January 31       2003+ to
Per-share                                                 (Unaudited)       July 31
operating performance                                         2004            2003
---------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                         $15.70          $15.05
---------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------
Net investment income (a)                                      .14             .17
---------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                           1.50             .65
---------------------------------------------------------------------------------------------------
Total from
investment operations                                         1.64             .82
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
From net
investment income                                             (.15)           (.17)
---------------------------------------------------------------------------------------------------
Total distributions                                           (.15)           (.17)
---------------------------------------------------------------------------------------------------
Net asset value,
end of period                                               $17.19          $15.70
---------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                       10.54*           5.52*
---------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1              $1
---------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                      .62*            .65*
---------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      .87*           1.18*
---------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       76.75*         121.38 (d)(e)
---------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Balanced Fund and Putnam Balanced Retirement Fund (Note 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
-------------------------------------------------------------------------------------------------------------
                          Six months
                             ended
                          January 31
Per-share                 (Unaudited)                                Year ended July 31
operating performance        2004            2003            2002            2001            2000       1999
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period        $15.76          $15.05          $17.28          $15.80          $18.53     $18.85
-------------------------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------------------------
Net investment
income (a)                    .18             .41             .49             .56             .60        .62
-------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments               1.49             .82           (2.17)           1.50           (1.46)       .91
-------------------------------------------------------------------------------------------------------------
Total from
investment operations        1.67            1.23           (1.68)           2.06            (.86)      1.53
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income            (.20)           (.52)           (.53)           (.57)           (.62)      (.60)
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                 --              --            (.02)           (.01)          (1.25)     (1.25)
-------------------------------------------------------------------------------------------------------------
Total distributions          (.20)           (.52)           (.55)           (.58)          (1.87)     (1.85)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period              $17.23          $15.76          $15.05          $17.28          $15.80     $18.53
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)      10.68*           8.38          (10.01)          13.18           (4.89)      8.63
-------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end
of period (in
thousands)               $985,436        $880,435        $731,900        $768,075        $621,363   $744,552
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net
assets (%)(c)                 .37*            .74             .71             .67             .68        .68
-------------------------------------------------------------------------------------------------------------
Ratio of net investmen
income to average net
assets (%)                   1.12*           2.76            3.00            3.35            3.57       3.33
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)      76.75*         121.38 (d)(e)   131.89 (d)      333.46          140.92     127.68
-------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Balanced Fund and Putnam Balanced Retirement Fund (Note 5).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
January 31, 2004 (Unaudited)

Note 1
Significant accounting policies

The George Putnam Fund of Boston ("the fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks to provide a balanced investment comprised of a well-diversified portfolio of stocks and bonds, which will produce both capital growth and current income.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end-sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments, trust companies and certain college savings plans.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Effective April 19, 2004, a 2.0% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Tax-exempt bonds and notes are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal to the notional amount, at par, of the underlying index or security as a result of a related credit event. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

J) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the fair value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

L) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2004, the value of securities loaned amounted to $45,999,195. The fund received cash collateral of $48,006,611 which is pooled with collateral of other Putnam funds into 9 issuers of high-grade short-term investments.

M) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund will no longer participate in a committed line of credit.

N) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2003, the fund had a capital loss carryover of $418,373,972 available to the extent allowed by tax law to offset future net capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
     $711,962    July 31, 2009
  118,009,857    July 31, 2010
  299,652,153    July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2004, $133,505,182 of losses recognized during the period November 1, 2002 to July 31, 2003 a portion which could be limited by Section 381.

The aggregate identified cost on a tax basis is $6,595,343,380, resulting in gross unrealized appreciation and depreciation of $786,329,455 and $64,907,437 respectively, or net unrealized appreciation of $721,422,018.

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2004, the fund paid PFTC $5,811,519 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2004, the fund's expenses were reduced by $797,121 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,398 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $404,240 and $5,098 from the sale of class A and class M shares, respectively, and received $2,007,783 and $36,386 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received $210,624 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended January 31, 2004, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $3,569,359,488 and $4,365,864,710, respectively. Purchases and sales of U.S. government obligations aggregated $595,333,073 and $841,016,289, respectively.

Written option transactions during the period are summarized as follows:

                                      Contract          Premiums
                                       Amounts          Received
----------------------------------------------------------------
Written options
outstanding at
beginning of period                     25,121           $15,324
----------------------------------------------------------------
Options opened                         833,093           211,039
Options exercised                           --                --
Options expired                        (50,242)          (32,773)
Options closed                        (807,972)         (193,590)
----------------------------------------------------------------
Written options
outstanding at
end of period                               --               $--
----------------------------------------------------------------

Note 4
Capital shares

At January 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         20,280,072      $330,226,332
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     2,310,684        36,769,424
----------------------------------------------------------------
                                    22,590,756       366,995,756

Shares repurchased                 (59,337,430)     (969,569,723)
----------------------------------------------------------------
Net decrease                       (36,746,674)    $(602,573,967)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         56,893,872      $849,636,705
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     6,611,050        98,441,412
----------------------------------------------------------------
Shares issued in
connection with
the merger
of Putnam
Balanced Fund                        5,510,707        78,454,369
----------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Balanced
Retirement Fund                     36,618,830       521,331,845
----------------------------------------------------------------
                                   105,634,459     1,547,864,331

Shares repurchased                 (64,088,705)     (949,329,152)
----------------------------------------------------------------
Net increase                        41,545,754      $598,535,179
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          6,212,207      $100,082,795
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       541,347         8,537,148
----------------------------------------------------------------
                                     6,753,554       108,619,943

Shares repurchased                 (18,532,401)     (300,736,830)
----------------------------------------------------------------
Net decrease                       (11,778,847)    $(192,116,887)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         16,149,786      $237,706,103
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,840,131        27,227,335
----------------------------------------------------------------
Shares issued in
connection with
the merger
of Putnam
Balanced Fund                        1,154,490        16,293,350
----------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Balanced
Retirement Fund                     14,223,453       200,736,033
----------------------------------------------------------------
                                    33,367,860       481,962,821

Shares repurchased                 (21,153,997)     (307,917,883)
----------------------------------------------------------------
Net increase                        12,213,863      $174,044,938
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            806,217       $12,929,407
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        38,278           606,029
----------------------------------------------------------------
                                       844,495        13,535,436

Shares repurchased                  (2,073,299)      (33,938,851)
----------------------------------------------------------------
Net decrease                        (1,228,804)     $(20,403,415)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,469,236       $36,842,084
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       107,929         1,603,699
----------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Balanced Fund                   206,343         2,926,165
----------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Balanced
Retirement Fund                      1,118,461        15,861,018
----------------------------------------------------------------
                                     3,901,969        57,232,966

Shares repurchased                  (1,621,481)      (23,883,301)
----------------------------------------------------------------
Net increase                         2,280,488       $33,349,665
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,041,192       $16,775,672
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       126,656         1,998,349
----------------------------------------------------------------
                                     1,167,848        18,774,021

Shares repurchased                  (3,051,000)      (49,647,615)
----------------------------------------------------------------
Net decrease                        (1,883,152)     $(30,873,594)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,958,968       $43,759,073
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       410,989         6,080,663
----------------------------------------------------------------
Shares issued in
connection with
the merger
of Putnam
Balanced Fund                           49,611           700,183
----------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Balanced
Retirement Fund                      1,163,340        16,418,669
----------------------------------------------------------------
                                     4,582,908        66,958,588

Shares repurchased                  (4,130,141)      (60,618,953)
----------------------------------------------------------------
Net increase                           452,767        $6,339,635
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                 --               $--
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                10
----------------------------------------------------------------
                                             1                10

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                 1               $10
----------------------------------------------------------------

                                 For the period January 21, 2003
                                    (commencement of operations)
                                                to July 31, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                 65            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             2                11
----------------------------------------------------------------
                                            67             1,011

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                67            $1,011
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          8,627,067      $139,507,808
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       716,576        11,431,333
----------------------------------------------------------------
                                     9,343,643       150,939,141

Shares repurchased                  (7,998,221)     (131,301,697)
----------------------------------------------------------------
Net increase                         1,345,422       $19,637,444
----------------------------------------------------------------

                                         Year ended July 31 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         13,589,658      $204,021,187
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,762,486        26,338,433
----------------------------------------------------------------
Shares issued in
connection with
the merger
of Putnam
Balanced Fund                        1,599,557        22,813,715
----------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam Balanced
Retirement Fund                        295,174         4,209,928
----------------------------------------------------------------
                                    17,246,875       257,383,263

Shares repurchased                 (10,018,455)     (149,688,756)
----------------------------------------------------------------
Net increase                         7,228,420      $107,694,507
----------------------------------------------------------------

At January 31, 2004, Putnam, LLC owned 68 class R shares of the fund (100% of class R shares outstanding), valued at $1,166.


Note 5
Acquisition of Putnam Balanced
Fund and Putnam Balanced Retirement Fund

On September 23, 2002, the fund issued the following shares to acquire the net assets of Putnam Balanced Fund and Putnam Balanced Retirement Fund in a tax-free exchange approved by the shareholders.

                                 Shares                Shares
                                Issued             Exchanged
------------------------------------------------------------
Putnam Balanced Fund
Class A                      5,510,707             9,462,721
Class B                      1,154,490             1,970,031
Class C                        206,343               353,307
Class M                         49,611                84,332
Class Y                      1,599,557             2,752,898
------------------------------------------------------------
Putnam Balanced Retirement Fund
Class A                     36,618,830            55,745,386
Class B                     14,223,453            21,678,937
Class C                      1,118,461             1,705,371
Class M                      1,163,340             1,766,568
Class Y                        295,174               450,232
------------------------------------------------------------

The net assets of the fund, Putnam Balanced Fund and Putnam Balanced Retirement Fund on September 20, 2002, valuation date, were $4,894,295,298, $121,187,782 and $758,557,493, respectively. On
September 20, 2002, Putnam Balanced Fund had unrealized depreciation of $6,934,989 and Putnam Balanced Retirement Fund had unrealized depreciation of $31,608,849, respectively. The aggregate net assets of the fund immediately following the acquisition were $5,774,040,573.


Note 6
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended January 31, 2004, Putnam Management has assumed $84,675 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

Note 7
Other matters

In connection with an ongoing review of compliance procedures and controls, Putnam Management discovered that in early January 2001, certain Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the fund. Putnam made restitution of approximately $169,000 to the fund on February 27, 2004. Putnam and the fund's trustees are in the process of finalizing the restitution amount. Putnam has also made a number of personnel changes, including senior managers, and has begun to implement changes in procedures. Putnam has informed the SEC, the Funds' Trustees and independent auditors.


POWER OF ATTORNEY

I, the undersigned Officer of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Patricia Flaherty, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacities indicated below, the Registration Statements on Form N-1A or Form N-14 of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.


WITNESS my hand and seal on the date set forth below.

Signature                     Title                         Date

/s/ Charles E. Porter
----------------------------  Executive Vice President;     March 19, 2004
Charles E. Porter             Treasurer and Principal
                              Executive Officer

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Discovery Growth Fund
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 9th day of April, 2004.

                                      The George Putnam Fund of Boston

                                      By: /s/ Charles E. Porter,
                                      Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title

John A. Hill                  Chairman of the Board; Trustee

George Putnam, III            President; Trustee

Charles E. Porter             Executive Vice President; Treasurer and
                              Principal Executive  Officer

Steven D. Krichmar            Vice President and Principal Financial Officer

Michael T. Healy              Assistant Treasurer and
                              Principal Accounting Officer

Jameson A. Baxter             Trustee

Charles B. Curtis             Trustee

Ronald J. Jackson             Trustee

Paul L. Joskow                Trustee

Elizabeth T. Kennan           Trustee

John H. Mullin, III           Trustee

Robert E. Patterson           Trustee

A.J.C. Smith                  Trustee

W. Thomas Stephens            Trustee

W. Nicholas Thorndike         Trustee

                              By:  /s/ Charles E. Porter,
                              as Attorney-in-Fact
                              April 9, 2004